KIEWIT MUTUAL FUND



                          MONEY MARKET PORTFOLIO
                     SHORT-TERM GOVERNMENT PORTFOLIO
                    INTERMEDIATE-TERM BOND PORTFOLIO
                           TAX-EXEMPT PORTFOLIO
                             EQUITY PORTFOLIO







                                    KMF
















                             SEMI-ANNUAL REPORT
                             DECEMBER 31, 1997


KMF



Dear Shareholder:

     The management of the Kiewit Mutual Fund is pleased to report to you on the Fund's activity for the semi-annual period ended December 31, 1997.

Investment Strategy

    During the third quarter of 1997, Kiewit Investment Management Corp., the Fund's adviser, made strategic changes to improve the quality, diversification, and liquidity of the Kiewit Mutual Fund portfolios. The Adviser also made structural changes in each portfolio to reduce return divergences from the specific benchmark used. The Adviser now manages each portfolio by a team approach rather than by a single individual's efforts. The NAVs of the fixed-income portfolios were raised to approximately $10/share late in the third quarter through a 1-for-5 reverse stock split. This change allows for better visibility of the portfolios' price fluctuations and reduces rounding error associated with shareholder transactions. The portfolios maintain minimal cash positions. Our investment philosophy is based on a disciplined, risk-controlled, "no surprises" approach to investing.

Money Market Portfolio: As of the end of September 1997, the Adviser made a policy decision to purchase only first-tier money market securities. The Adviser continues to find good value in commercial paper, maintains an average maturity of approximately 40 days, and performs extensive credit analysis in compliance with SEC Rule 2a-7.

Short-Term Government Portfolio: During the third quarter of 1997, the holdings of U.S. Treasury securities were increased to approximately 90% of the Portfolio's market value, thereby raising the Portfolio's average quality. Holdings of Federal Agency securities were reduced accordingly. By consolidating positions down to 10-15 securities, the overall liquidity of the Portfolio was enhanced.

Intermediate-Term Bond Portfolio: At the end of the third quarter of 1997, the benchmark for the Kiewit Intermediate-Term Bond Portfolio was changed from the Lehman Brothers Intermediate-Term Corporate Bond Index to the Lehman Brothers Intermediate-Term Government/Corporate Bond Index. This move raised the average quality and overall liquidity of the benchmark. The Portfolio was adjusted accordingly and now offers high quality, excellent liquidity, and better diversification. The Portfolio's holdings of U.S. Government securities were increased substantially (to approximately 75% from approximately 15%), while its Corporate securities exposure was reduced significantly (from approximately 85% to approximately 25%).

Tax-Exempt Portfolio: During the second half of 1997, the Tax-Exempt Portfolio was restructured to concentrate its holdings in effective maturities ranging from three years to seven years. Its duration is kept close to that of the benchmark (the Lehman Brothers 5-Year Municipal Bond Index). The Portfolio's exposure to various states more closely resembles the weightings in the benchmark than previously. This should reduce periodic return differences vis-a-vis the benchmark.

Equity Portfolio: During the third quarter of 1997, the Equity Portfolio was substantially restructured to provide better diversification, more exposure to large-capitalization stocks, and reduced performance differentials vis-a-vis the Standard & Poor's 500 Stock Index. The Portfolio now holds approximately 300 stocks as compared to approximately 65 stocks previously. The Portfolio offers excellent diversification across a wide variety of industry sectors.

Investment Results*

     The Money Market Portfolio's total return for the semi-annual period ended December 31, 1997 was 2.79%. That return consisted of income distributions (dividends) of $0.03 per share. The Portfolio's return compares favorably with both the total return reported for Lipper's Taxable Money Market Instrument Fund Universe Average (2.48%) and the total return for Lipper's Institutional Money Market Fund Universe Average over the same period (2.69%).

     The Short-Term Government Portfolio's total return for the semi-annual period was 3.26%. That return consisted of an increase in net asset value of $0.03 per share (increasing from $10.05 to $10.08) and income and realized gain distributions (dividends) of $0.29 per share. The Portfolio's return falls short of the 3.67% total return reported for the unmanaged Lehman 1-3 Year Government Index over the same period. The Lehman 1-3 Year Government Index is a total return performance benchmark consisting of U.S. Government Agency and Treasury securities with maturities from one to three years.

     The Intermediate-Term Bond Portfolio's total return for the semi-annual period was 5.29%. That return consisted of an increase in net asset value of $0.20 per share (increasing from $10.15 to $10.35) and income and realized gain distributions (dividends) of $0.33 per share. The Portfolio's return falls short of the 5.38% total return reported for the unmanaged performance benchmark (Lehman Intermediate-Term Corporate Bond Index for the third quarter; Lehman Intermediate-Term Government/Corporate Bond Index for the fourth quarter) over the same period.

     The Tax-Exempt Portfolio's total return for the semi-annual period was 3.39%. That return consisted of income and realized gain distributions (dividends) of $0.34 per share. There was no change in the NAV for the period. The Portfolio's return falls short of the 3.87% total return reported for the unmanaged Lehman 5-Year Municipal Bond Index. The Lehman 5-Year Municipal Bond Index is a total return performance benchmark consisting of tax-exempt municipal bonds rated at least investment grade with maturities ranging from four to six years.

     The Equity Portfolio's total return for the semi-annual period was 9.50%. That return consisted of a decrease in net asset value per share of $4.68 (decreasing from $20.56 to $15.88) and income distributions of $0.16 per share and a large capital gain distribution of $6.36 per share. The Portfolio's return falls short of the 10.58% total return reported for the Standard & Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an unmanaged, capitalization-weighted index of five hundred publicly traded stocks.

     As of July 1, 1997, Kiewit Investment Management Corp., the investment manager of each Portfolio, agreed to continue its support of the Portfolios' returns by waiving all or a portion of its advisory fee so that annual operating expenses will not exceed the following percentages of the average daily net assets of the Portfolios: Money Market Portfolio 0.20%; Short-Term Government Portfolio 0.30%; Intermediate-Term Bond Portfolio 0.50%; Tax-Exempt Portfolio 0.50%; and Equity Portfolio 0.80%. These limitations aided the competitive returns of each Portfolio.

Market Review and Outlook

     The U.S. financial markets rallied strongly during the second half of 1997. The S&P 500 Index posted a 10.58% total return and the Lehman Brothers Aggregate Bond Index captured a 6.36% total return over the six-month period. Cash investments provided a stable income return of approximately 2.75% (5.50% annualized).

     During the second half of 1997, interest rates fell 70-80 basis points in most maturities. Falling inflation, perceptions of deflationary forces from Asian market turmoil, collapsing commodity prices, a strong U.S. dollar, and a stable Fed supported the bond market rally. U.S. stocks advanced, albeit with an October setback, thanks to a healthy U.S. economy, earnings growth, and falling interest rates. For the year 1997, the S&P 500 Stock Index recorded a stunning 33.36% total return.

     The Federal budget deficit shrunk to a paltry $22 billion during fiscal year 1997, well below its $107 billion mark from fiscal year 1996. Consequently, new issuance of U.S. Treasury securities fell sharply. A strong U.S. dollar and high "real" short-term U.S. interest rates continued to attract foreign capital. Foreign inflation and foreign interest rates generally fell during 1997.

     Fed policy was stable during the second half of 1997, with the Federal funds rate held steady at 5.50%. The Fed removed its asymmetric bias to raise rates at its December meeting. Broad money growth has been strong for two consecutive years. Recently, narrow money growth has accelerated. This abundance of liquidity will continue to support economic growth and financial market advances. Indeed, the inflation created by excess money growth can be seen in the prices of financial assets.

     Looking ahead, 1998 is likely to be a year of solid economic growth with low inflation. We do not see a U.S. economic recession in the horizon. The environment for financial assets continues to be good. The U.S. bond market is likely to post only modest returns during 1998, because a tight labor market and a strong U.S. stock market will preclude the Fed from any significant policy eases. We believe that the U.S. equity market is likely to advance during 1998, providing investors with a total return well above current expectations. A healthy U.S. economy, low inflation, docile interest rates, share repurchases, merger/acquisition activity, and excess global liquidity should support the U.S. stock market.

     While our outlook is optimistic, we are cognizant of several dangers. First, wage pressures may build as 1998 progresses and more jobs are created. This may lead to higher inflation and higher interest rates. Second, earnings growth may slow, inhibiting stock market gains. Third, foreign short-term interest rates are rising as countries attempt to defend their currencies against further depreciation. This may encourage foreign capital to remain overseas. Finally, investor optimism is dangerously high (particularly in the fixed-income arena) and equity market valuations are extended. Much good news is already "priced into" the U.S. financial markets. Despite these dangers and the inherent volatility in financial markets, we remain optimistic as long-term investors.

                        						Sincerely,


                              /s/ Livingston G. Douglas
                        						Livingston G. Douglas
                        						President

February 25, 1998


 * 	Past performance is not necessarily predictive of future results. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government.




Kiewit Mutual Fund
------------------
 Financial Statements
-----------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (Unaudited)

               Short-Term   Intermediate- Tax-
  Money Market Government   Term Bond     Exempt      Equity
  Portfolio    Portfolio    Portfolio    Portfolio    Portfolio

Assets:
Investment in Series,
at value* (Note 2)

  $521,122,549 $256,651,564 $248,581,325 $157,858,976 $98,263,723

Receivable for investment sold in Series
             0            0        2,467            0           0

Receivable for Portfolio shares sold
             0            0             0           0      33,598

Unamortized organization costs (Note 2)
        11,254       11,254       11,254       11,254           0

Other assets
         4,911        1,928        1,401        1,589         586
   --------------------------------------------------------------
Total assets
   521,138,714  256,664,746  248,596,447  157,871,819  98,297,907
   --------------------------------------------------------------
Liabilities:
Dividends payable
     2,634,014    1,175,425    1,084,745      530,649           0

Payable for investment purchased in Series
             0            0            0            0      33,598

Payable for Portfolio shares redeemed
             0            0        2,467            0           0

Accrued management fee (Note 4)
        21,613        6,800        6,439        4,984       3,185

Other accrued expenses
        23,240       11,154       14,547       10,825      13,766
   --------------------------------------------------------------
Total liabilities
     2,678,867    1,193,379    1,108,198      546,458      50,549
   --------------------------------------------------------------

Net Assets
  $518,459,847 $255,471,367 $247,488,249 $157,325,361 $98,247,358
  ===============================================================

Net Assets consist of:
Shares of beneficial interest
  $  5,184,616 $    253,356 $    239,068 $    153,492 $    61,885

Additional paid-in capital
   513,276,999  254,667,646  245,112,933  156,006,958 105,502,563

Undistributed net investment income
             0            0            0            0      14,411

Distributions in excess of net investment income
             0      (17,671)      (5,497)     (69,359)          0

Accumulated net realized (loss) on investment
        (1,768)           0            0            0           0

Distributions in excess of net realized gain on investment
             0      (59,596)     (21,796)   (404,263)(12,011,302)

Net unrealized appreciation on investment
             0      627,632    2,163,541    1,638,533   4,679,801
   --------------------------------------------------------------

Net Assets
  $518,459,847 $255,471,367 $247,488,249 $157,325,361 $98,247,358
  ===============================================================
Shares of beneficial interest outstanding
   518,461,615   25,335,588   23,906,824   15,349,249   6,188,498
  ---------------------------------------------------------------

Net Asset Value, offering and redemption price per share
(Net assets/Outstanding shares of 	beneficial interest,
$0.01 par value)
         $1.00       $10.08       $10.35       $10.25     $15.88
   ==============================================================

* Cost of investment in the Master
 $ 497,229,000 $248,767,587 $239,108,182 $150,863,226 $79,631,123
 ----------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1997 (Unaudited)

               Short-Term   Intermediate- Tax-
  Money Market Government   Term Bond     Exempt      Equity
  Portfolio    Portfolio    Portfolio    Portfolio    Portfolio

Income:
Investment income from Series
 $  16,728,044 $  4,640,794  $ 4,464,534  $ 3,269,394 $   782,665

Expenses from Series
      (469,015)    (191,319)    (310,676)    (318,727)  (352,841)
 ----------------------------------------------------------------
Total Income
    16,259,029    4,449,475    4,153,858    2,950,667     429,824
 ----------------------------------------------------------------
Expenses:
Administration fee (Note 4)
       59,016        15,670       13,992       14,424       9,496

Transfer Agent fee (Note 4)
       12,180        11,494       11,373       11,415      10,255

Trustees' fees and expenses (Note 4)
        2,468         2,468        2,468        2,468       2,468

Amortization of organizational expenses (Note 2)
        3,435         3,435        3,435        3,435           0

Registration fees
       28,165         1,308            0        1,147           0

Legal fees
        5,759         2,225        1,206        1,517         669

Audit fees
        3,506         3,637        3,665        3,657       3,710

Other
        6,596         3,479        2,936        3,769         315
  ---------------------------------------------------------------

Total expenses, net
      121,125        43,716       39,075       41,832      26,913
  ---------------------------------------------------------------
Net investment income
   16,137,904     4,405,759    4,114,783    2,908,835     402,911
  ---------------------------------------------------------------

Net realized and unrealized gain on investments:

Net realized gain (loss) on investment transactions
         (497)      474,620      934,647      647,239  12,916,487

Net realized loss on call options written
            0             0            0            0   (184,913)

Net change in unrealized appreciation (depreciation)on investments
            0       392,306    2,013,138    1,400,058 (4,700,496)
  ---------------------------------------------------------------
Net gain (loss) on investments
         (497)      866,926    2,947,785    2,047,297   8,031,078
  ---------------------------------------------------------------
Net increase in net assets resulting from operations
 $ 16,137,407  $  5,272,685  $ 7,062,568 $  4,956,132 $ 8,433,989
 ================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 1997 (Unaudited)

               Short-Term   Intermediate- Tax-
  Money Market Government   Term Bond     Exempt      Equity
  Portfolio    Portfolio    Portfolio    Portfolio    Portfolio

Increase (Decrease) in Net Assets:
Operations:
Net investment income
 $ 16,137,904  $  4,405,759  $ 4,114,783 $  2,908,835 $   402,911

Net realized gain (loss) on investment transactions
         (497)      474,620      934,647      647,239  12,916,487

Net realized loss on call options written
            0             0            0            0   (184,913)

Net change in unrealized appreciation (depreciation)
of investments
            0       392,306    2,013,138    1,400,058 (4,700,496)
  ---------------------------------------------------------------
Net increase in net assets resulting from operations
   16,137,407     5,272,685    7,062,568    4,956,132   8,433,989
  ---------------------------------------------------------------
Distributions to shareholders:
Net investment income
  (16,137,904)   (4,405,759)  (4,114,783)  (2,908,835)  (697,911)

In excess of net investment income
            0       (17,671)      (5,497)     (69,359)          0

Capital gain
            0      (220,230)    (600,992) (1,964,425)(27,817,168)
  ---------------------------------------------------------------
Total distributions
  (16,137,904)   (4,643,660)  (4,721,272) (4,942,619)(28,515,079)
  ---------------------------------------------------------------

Portfolio share transactions (a):
Receipt from shares sold
1,610,765,166   125,552,314  133,359,928   20,050,000   3,812,760

Receipt from shares issued on reinvestment of distributions
   15,295,441     3,842,483    4,045,571    4,907,585  28,253,479

Shares redeemed
(1,522,885,249)  (4,046,679)    (572,586)  (5,548,495)(2,500,532)
 ----------------------------------------------------------------
Net increase in net assets from Fund share transactions
  103,175,358   125,348,118  136,832,913   19,409,090  29,565,707
 ----------------------------------------------------------------
Total increase in net assets
  103,174,861   125,977,143  139,174,209   19,422,603   9,484,617

Net Assets:
Beginning of period
  415,284,986   129,494,224  108,314,040  137,902,758  88,762,741
  ---------------------------------------------------------------
End of period
 $518,459,847  $255,471,367 $247,488,249 $157,325,361 $98,247,358
 ================================================================

(a) Transactions in capital stock were:
Shares sold
1,610,765,166    12,455,740   12,901,959    1,939,556     176,031

Shares issued on reinvestment of distributions
   15,295,441       381,452      392,715      477,035   1,809,960

Shares redeemed
(1,522,885,249)    (401,064)     (55,690)    (534,537)  (115,762)
 ----------------------------------------------------------------
Net increase in shares
   103,175,358   12,436,128   13,238,984    1,882,054  1,870,229

Shares outstanding -  Beginning balance
   415,286,257   12,899,460   10,667,840   13,467,195  4,318,269
  --------------------------------------------------------------
Shares outstanding - Ending balance
   518,461,615   25,335,588   23,906,824   15,349,249  6,188,498
  ==============================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 1997

               Short-Term   Intermediate- Tax-
  Money Market Government   Term Bond     Exempt      Equity
  Portfolio    Portfolio    Portfolio    Portfolio    Portfolio

Increase (Decrease) in Net Assets:
Operations:
Net investment income
 $  24,089,839 $  8,853,004 $  7,260,811 $  6,087,570 $  599,920

Net realized gain on investment transactions
           324      193,448      113,893      574,953  1,444,865

Net realized gain on call options written
             0            0            0            0    308,968

Net change in unrealized appreciation of investments
             0      192,088    1,215,590    1,652,704 15,744,489
  --------------------------------------------------------------
Net increase in net assets resulting from operations
    24,090,163    9,238,540    8,590,294    8,315,227 18,098,242
  --------------------------------------------------------------
Distributions to shareholders:
Net investment income
   (24,089,839)  (8,853,004)  (7,260,811)  (6,087,570)  (642,027)

In excess of net investment income
             0      (58,182)      (2,654)     (98,764)          0

Capital gain
             0            0            0     (173,959)  (369,271)
  ---------------------------------------------------------------
Total distributions
   (24,089,839)  (8,911,186)  (7,263,465)  (6,360,293)(1,011,298)
  ---------------------------------------------------------------
Portfolio share transactions (a):
Receipt from shares sold
 2,342,756,681    4,737,101    5,104,754          138  10,320,355

Reinvestment of distributions
    23,288,239    9,029,717    7,161,800    6,114,715   1,003,552

Shares redeemed
(2,340,726,795) (67,915,970) (28,230,931) (12,352,098)(5,784,946)
 ----------------------------------------------------------------
Net increase (decrease) in net assets from
Fund share transactions
    25,318,125  (54,149,152) (15,964,377)  (6,237,245)  5,538,961
 ----------------------------------------------------------------
Total increase (decrease) in net assets
    25,318,449  (53,821,798) (14,637,548)  (4,282,311) 22,625,905

Net Assets:
Beginning of year
   389,966,537  183,316,022  122,951,588  142,185,069  66,136,836
 ----------------------------------------------------------------
End of year
 $ 415,284,986 $129,494,224 $108,314,040 $137,902,758 $88,762,741
 ================================================================

(a) Transactions in capital stock were:
Shares sold
 2,342,756,681      471,388      504,187           13     589,643

Shares issued on reinvestment of distributions
    23,288,239      900,161      708,701      600,771      55,846

Shares redeemed
(2,340,726,795)  (6,763,522)  (2,780,361)  (1,209,866)  (316,887)
 ----------------------------------------------------------------
Net increase in shares
    25,318,125   (5,391,973)  (1,567,473)    (609,082)    328,602

Shares outstanding - Beginning balance
   389,968,132   18,291,433   12,235,313   14,076,277   3,989,667
 ----------------------------------------------------------------
Shares outstanding - Ending balance
   415,286,257   12,899,460   10,667,840   13,467,195   4,318,269
 ================================================================


Kiewit Mutual Fund
------------------
 Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

  For the Six-Month                                For the Period
    Period Ended    For the Fiscal  For the Fiscal  July 28,1994+
  December 31, 1997   Year Ended      Year Ended       through
    (Unaudited)      June 30, 1997   June 30, 1996  June 30, 1995

Money Market Portfolio
Net Asset Value - Beginning of Period
   $  1.00           $  1.00         $  1.00         $  1.00
 ----------------------------------------------------------------
Investment Operations:
Net investment income
      0.03              0.05            0.05            0.05
 ----------------------------------------------------------------
Distributions:
From net investment income
     (0.03)            (0.05)          (0.05)          (0.05)
 ----------------------------------------------------------------
Net Asset Value - End of Period
   $  1.00           $  1.00         $  1.00         $  1.00
 ================================================================
Total Return
      2.79%1            5.43%           5.61%           5.04%1

Ratios (to average net assets)/Supplemental Data:
Expenses 2
      0.20%3            0.20%           0.20%           0.30%3

Net investment income 2
      5.47%3            5.31%           5.47%           5.51%3

Net assets at end of period (000)
   $ 518,460         $ 415,285       $ 389,967       $ 380,708


 For the Six-Month                                 For the Period
    Period Ended    For the Fiscal  For the Fiscal  July 29,1994+
  December 31, 1997   Year Ended      Year Ended       through
    (Unaudited)      June 30, 1997   June 30, 1996  June 30, 1995

Short-Term Government Portfolio
Net Asset Value - Beginning of Period
   $ 10.05           $ 10.00         $ 10.15         $ 10.00
 ----------------------------------------------------------------
Investment Operations:
Net investment income
      0.29              0.60            0.60            0.55

Net realized and unrealized gain (loss) on investments
      0.04              0.05           (0.15)           0.15
 ----------------------------------------------------------------
Total from investment operations
      0.33              0.65            0.45            0.70
 ----------------------------------------------------------------
Distributions:
From net investment income
     (0.29)            (0.60)          (0.60)          (0.55)

From net realized capital gain
     (0.01)              -                -              -
 ----------------------------------------------------------------
Total distributions
     (0.30)            (0.60)          (0.60)          (0.55)
 ----------------------------------------------------------------
Net Asset Value - End of Period
   $ 10.08           $ 10.05         $ 10.00         $ 10.15
 ================================================================
Total Return
     3.26%1            6.51%           4.66%           7.00%1

Ratios (to average net assets)/Supplemental Data:
Expenses 2
     0.30%3            0.30%           0.30%           0.37%3

Net investment income 2
     5.62%3            5.76%           6.06%           5.75%3

Portfolio turnover
      -*                 -*           57.52%         122.58%3

Net assets at end of period (000)
  $ 255,471          $ 129,494     $ 183,316        $ 132,829

+	Commencement of Operations.

1  The total return for  the  period has not been annualized.
2 The annualized expense ratio for the Money Market Portfolio, had there been no fees waived by the Manager, would have been 0.30%, 0.27%, 0.27% and 0.34% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Money Market Portfolio, had there been no fees waived by the Manager, would have been 5.37%, 5.24%, 5.40% and 5.47% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The annualized expense ratio for the Short-Term Government Portfolio, had there been no fees waived by the Manager, would have been 0.47%, 0.44%, 0.43% and 0.45% for the six-month ended period December 31, 1977, the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Short-Term Government Portfolio, had there been no fees waived by the Manager, would have been 5.45%, 5.62%, 5.93% and 5.67% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the six-month period ended December 31, 1997 and the fiscal year ending June 30, 1997 include expenses allocated from the Series. See notes to the Financial Statements for amounts.
3  Annualized.
* See Kiewit Investment Trust's Note 3 to the Financial Statements for portfolio turnover.


 For the Six-Month                                 For the Period
    Period Ended    For the Fiscal  For the Fiscal  July 25,1994+
  December 31, 1997   Year Ended      Year Ended       through
    (Unaudited)      June 30, 1997   June 30, 1996  June 30, 1995

Intermediate - Term Bond Portfolio
Net Asset Value - Beginning of Period
    $ 10.15           $ 10.05           $ 10.25       $ 10.00
 ----------------------------------------------------------------
Investment Operations:
Net investment income
       0.31              0.65              0.65          0.60

Net realized and unrealized gain (loss) on investments
       0.23              0.10             (0.20)         0.25
 ----------------------------------------------------------------
Total from investment operations
       0.54              0.75              0.45          0.85
 ----------------------------------------------------------------
Distributions:
From net investment income
      (0.31)            (0.65)            (0.65)        (0.60)

From net realized gain
      (0.03)              -                 -             -
 ----------------------------------------------------------------
Total distributions
      (0.34)            (0.65)            (0.65)        (0.60)
 ----------------------------------------------------------------
Net Asset Value - End of Period
    $ 10.35           $ 10.15           $ 10.05       $ 10.25
 ================================================================
Total Return
      5.29%1            7.51%             4.48%         8.88%1

Ratios (to average net assets)/Supplemental Data:
Expenses 4
      0.50%3            0.50%             0.50%         0.41%3

Net investment income 4
      5.88%3            6.27%             6.37%         6.41%3

Portfolio turnover
        -*               -*              86.06%       128.95%3

Net assets at end of period (000)
     $247,488         $108,314          $122,952       $105,020



 For the Six-Month                                 For the Period
    Period Ended    For the Fiscal  For the Fiscal  July 25,1994+
  December 31, 1997   Year Ended      Year Ended       through
    (Unaudited)      June 30, 1997   June 30, 1996  June 30, 1995

Tax-Exempt Portfolio
Net Asset Value - Beginning of Period
      $ 10.25          $ 10.10          $ 10.10        $ 10.00
 ----------------------------------------------------------------
Investment Operations:
Net investment income
         0.21             0.45             0.45           0.40

Net realized and unrealized gain (loss) on investments
         0.13             0.16              -             0.10
 ----------------------------------------------------------------
Total from investment operations
         0.34             0.61             0.45           0.50
 ----------------------------------------------------------------
Distributions:
From net investment income
        (0.21)           (0.45)           (0.45)         (0.40)

From net realized capital gain
        (0.13)           (0.01)             -              -
 ----------------------------------------------------------------
Total distributions
        (0.34)           (0.46)           (0.45)         (0.40)
 ----------------------------------------------------------------
Net Asset Value - End of Period
      $ 10.25          $ 10.25          $ 10.10        $ 10.10
 ================================================================
Total Return
        3.39%1           6.15%            4.55%          5.23%1

Ratios (to average net assets)/Supplemental Data:
Expenses 4
        0.50%3           0.50%            0.50%          0.39%3

Net investment income 4
        4.03%3           4.31%            4.47%          4.37%3

Portfolio turnover
         -*               -*            100.61%        104.34%3

Net assets at end of period (000)
       $157,325         $137,903        $142,185        $135,518


+  Commencement of Operations.
1  The total return for the period has not been annualized.
3  Annualized.
4 The annualized expense ratio for the Intermediate-Term Bond Portfolio, had there been no fees waived by the Manager, would have been 0.58%, 0.58%, 0.57% and 0.53% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Intermediate-Term Bond Portfolio, had there been no fees waived by the Manager, would have been 5.80%, 6.19%, 6.30% and 6.29% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The annualized expense ratio for the Tax-Exempt Portfolio, had there been no fees waived by the Manager, would have been 0.58%, 0.55%, 0.54% and 0.50% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Tax-Exempt Portfolio, had there been no fees waived by the Manager, would have been 3.95%, 4.26%, 4.43% and 4.26% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the six-month period ended December 31, 1997, the fiscal year ending June 30, 1997 include expenses allocated from the Series. See Notes to the Financial Statements for amounts.
* See Kiewit Investment Trust's Note 3 to the Financial Statements for portfolio turnover.



 For the Six-Month                                 For the Period
   Period Ended   For the Fiscal  For the Fiscal January 5, 1995+
 December 31, 1997   Year Ended      Year Ended       through
    (Unaudited)     June 30, 1997   June 30, 1996  June 30, 1995

Equity Portfolio
Net Asset Value - Beginning of Period
     $ 20.56           $ 16.58         $ 14.04       $ 12.50
 ----------------------------------------------------------------
Investment Operations:
Net investment income
        0.09              0.13            0.13          0.11

Net realized and unrealized gain (loss) on investments
        1.75              4.09            2.56          1.43
 ----------------------------------------------------------------
Total from investment operations
        1.84              4.22            2.69          1.54
 ----------------------------------------------------------------
Distributions:
From net investment income
       (0.16)            (0.15)          (0.15)          -

From net realized capital gain
       (6.36)            (0.09)            -             -
 ---------------------------------------------------------------
Total distributions
       (6.52)            (0.24)          (0.15)          -
 ---------------------------------------------------------------
Net Asset Value - End of Period
     $ 15.88            $ 20.56        $ 16.58       $ 14.04
 ===============================================================
Total Return
       9.50%1            25.67%         19.24%        12.32%1

Ratios (to average net assets)/Supplemental Data:
Expenses 6
       0.80%3             0.80%          0.80%         0.80%3

Net investment income 6
       0.85%3             0.80%          1.34%         3.06%3

Portfolio turnover
        -*                  -*          16.95%         0.00%3

Average commission rate paid
        -*                  -*         $0.0637           -

Net assets at end of period (000)
      $98,247           $88,763         $66,137       $20,865


+  Commencement of Operations.
1  The total return for  the  period has not been annualized.
3  Annualized.
6 For the period beginning January 5, 1995 and continuing through December 31, 1997, Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.80% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fees waived by the Manager, would have been 0.92%, 0.94%, 1.05% and 2.56% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Equity Portfolio, had there been no fees waived by the Manager, would have been 0.73%, 0.66%, 1.09% and 1.30% for the six-month period ended December 31, 1997, the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the six-month period ended December 31, 1997 and the fiscal year ending June 30, 1997 include expenses allocated from the Series. See Notes to the Financial Statements for amounts.
* See Kiewit Investment Trust's Note 3 to the Financial Statements for portfolio turnover and average commission rate paid.


Kiewit Mutual Fund
------------------
  Notes to the Financial Statements (Unaudited)
-----------------------------------------------------------------
1. Description of the Fund. The Kiewit Mutual Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. The Fund comprises six series of shares: Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio, and Kiewit Equity Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). As of December 31, 1997, the Kiewit Government Money Market Portfolio has not yet commenced operations. Prior to December 6, 1994, the Fund was known as Kiewit Institutional Fund.

Effective March 1, 1997, the Portfolios adopted a Master/Feeder configuration, hereafter referred to as the "Conversion," through the contribution of the investment securities held as of February 28, 1997 at market value to a corresponding series of Kiewit Investment Trust (the "Trust"). In return for the contributed securities, each Portfolio received an ownership interest of equal value in its corresponding series of the Trust.

The investment objectives of the six Portfolios are as follows: Money Market Portfolio is high current income, while maintaining a stable share price by investing in short-term money market securities; Government Money Market Portfolio is high current income, while maintaining a stable share price by investing in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; Short-Term Government Portfolio is a high level of current income, consistent with the maintenance of principal and liquidity; Intermediate-Term Bond Portfolio is a high level of current income, consistent with reasonable risk; Tax-Exempt Portfolio is a high level of current income, exempt from Federal income tax, consistent with reasonable risk; Equity Portfolio is long-term capital appreciation. Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of shares of the Trust, an open-end, management investment company that issues series of shares (individually and collectively, the "Series") having the same investment objective, policies and limitations as each of the Portfolios. As of December 31, 1997, each Portfolio owned virtually 100% of the ownership interest in its corresponding Series. The performance of the Portfolios is directly affected by the performance of the Series. The financial statements of the Trust, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's Financial Statements.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Security Valuation.  Valuation of securities by the Series is discussed in
Note 2 of the Trust's Notes to Financial Statements which are included elsewhere in this report.

Federal Income Taxes. Each Portfolio is treated as a separate entity for Federal income tax purposes and each intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required. At June 30, 1997, the Money Market Portfolio, Short- Term Government Portfolio and Intermediate-Term Bond Portfolio had a net tax basis capital loss carryforward available to offset future net capital gains of approximately $1,000, $314,000 and $355,000, respectively, which will expire as follows:

                                   Capital Loss        Expiration
                                   Carryforward           Date
                                   -----------------------------
Money Market Portfolio               $ 1,000          06/30/2004
Short-Term Government Portfolio      102,000          06/30/2003
                                     212,000          06/30/2005
Intermediate-Term Bond Portfolio     355,000          06/30/2003

Interest Income and Distributions to Shareholders. The Portfolios record their share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Prior to the Conversion, interest income and expenses were accrued as earned or incurred. Dividends were recorded on the ex-dividend date. Additionally, each Portfolio records its own expenses as incurred. Prior to the Conversion, distributions of net investment income consisted of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Distributions to shareholders of each Portfolio, except Kiewit Equity Portfollio, are declared daily from net investment income and paid to shareholders monthly. The Fund's policy is to distribute substantially all net income from the Kiewit Equity Portfolio annually. Distributions of net capital gains realized by each Portfolio will be made annually.

Deferred Organization Costs. Organization costs incurred by each Portfolio have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations. In the event that any of the initial shares of a Portfolio are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Transactions. During the six-month period ended December 31,
1997, additions and reductions in the respective Series were as follows:

   Money       Short-Term    Intermediate-
   Market      Government      Term Bond   Tax-Exempt    Equity
   --------------------------------------------------------------
Additions
$715,666,357  $125,552,314  $133,317,299  $20,047,517   $3,755,786

Reductions
(628,013,962)   (4,322,138)     (715,228)  (5,586,341)  (2,740,851)


4.	Management and Administration Fee and Other Transactions with
Affiliates.   Prior to the Conversion,  the Fund, on behalf of each Portfolio, employed Kiewit Investment Management Corporation ("KIMC"), an indirect, wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining, energy and telecommunications company, to furnish investment advisory and other services to the Fund. Pursuant to the Investment Management Agreement with the Fund with respect to each Portfolio, KIMC managed the investment and reinvestment of their assets, provided the Fund with records concerning
KIMC's activities which the Fund was required to maintain, and rendered regular reports to the Fund's officers and the Board of Trustees.

For its services under the Investment Management Agreement for each Portfolio, KIMC received fees from the Portfolios at the following annual rates of their average monthly net assets: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio - 0.40%; Tax-Exempt Portfolio - 0.40%; and Equity Portfolio - 0.70%.

Effective March 1, 1997, the Fund's Investment Management Agreement with KIMC ended and the Fund entered into an Administrative Service Agreement with KIMC. Pursuant to this agreement, KIMC performs various services, including: supervision of the services provided by the Portfolio's custodian, transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investment as they or the Fund may request; assisting the Portfolio in conducting meetings of the shareholders; furnishing information as the Board of Trustees may require regarding the corresponding Series; and any other administrative services for the benefit of the Portfolio as the Board of Trustees may reasonably request. For its services, each Portfolio pays KIMC a monthly fee equal to one-twelfth of 0.02% of the Portfolio's average net assets.

KIMC has agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that will limit annual operating expenses to not more than the following percentage of the average daily net assets of each Portfolio: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio - 0.50%; Tax-Exempt Portfolio - 0.50%; and Equity Portfolio - 0.80%. These undertakings may be amended or rescinded at any time in the future.

The following table summarizes the KIMC administration fees for the six-month period ending December 31, 1997:

                                         Administration
                                              Fee
                                        ---------------

Money Market Portfolio                      59,016
Short-Term Government Portfolio             15,670
Intermediate-Term Bond Portfolio            13,992
Tax-Exempt Portfolio                        14,424
Equity Portfolio                             9,496

Rodney Square Management Corp. ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which at that time was wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, formerly served as Administrator to the Trust and Fund pursuant to separate Administration Agreements with the Fund and the Trust. As Administrator, Rodney Square was responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square received a monthly administration fee from the Trust, on behalf of each Series. Each Series pays its proportionate share of a complex-wide annual fee of 0.015% of the Trust's aggregate total average daily net assets in excess of $125 million. This asset-based fee is determined on a total average daily net asset basis, and is subject to prescribed fixed minimums.

WTC served as Custodian of the assets of the Fund.

Rodney Square served as Transfer Agent and Dividend Paying Agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of each Portfolio. For its services, the Fund paid Rodney Square a monthly fee of $5,000, plus out-of-pocket expenses.

Rodney Square determined the net asset value per share of each Portfolio and provides accounting services to the Trust and Fund pursuant to separate Accounting Services Agreements, with the Fund and the Trust. For its services, Rodney Square received from the Trust, on behalf of each Series, the Series' proportionate share of a complex-wide annual fee of 0.015% of the Trust's aggregate total average daily net assets in excess of $100 million. This asset-based fee is determined on a total average daily net asset basis, and is subject to prescribed fixed minimums.

Independent Trustees are each paid an annual fee of $5,000 from the Fund, plus $250 per Portfolio per meeting attended, plus travel expenses in connection with meetings. Certain officers and trustees of the Fund are also officers and/or directors of KIMC.

5.	Subsequent Event.  RSMC has entered into an agreement with PFPC Inc.
("PFPC") pursuant to which PFPC will acquire the fund accounting, administration and transfer agent business of RSMC. Effective January 5, 1998, the services previously provided to the Fund by RSMC will be provided by PFPC at the same rates of compensation that RSMC received.


(The following pages should be read in conjunction with Kiewit Mutual Fund Semi-Annual Financial Statements)



Kiewit Investment Trust/Money Market Series
-------------------------------------------
Investments/December 31, 1997 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
---------------------------------------------------------------------------
                                            Principal     Value
                                             Amount      (Note 2)

Commercial Paper - 86.3%
Automobiles  - 4.8%
Daimler-Benz North America Corp.,
5.631% - 5.707%, 01/07/98 - 03/10/98     $20,300,000  $20,190,190
Daimler-Benz North America Corp.,
5.732%, 01/14/98                            5,000,000   4,989,744
                                                       ----------
                                                       25,179,934
                                                       ----------
Banks  - 8.1%
Abbey National North America Corp.,
5.803%, 03/02/98                            5,000,000   4,952,333
Banco De Colombia, S.A., 5.841%, 01/08/98   3,250,000   3,246,335
Commerzbank U.S. Finance, Inc.,
5.608% - 5.737%, 01/14/98 - 01/20/98       15,000,000  14,960,038
Corporacion Andina De Fomento, 5.85%,
02/26/98                                    5,000,000   4,955,122
U.S. Prime Property Inc., 6.125%, 01/12/98  3,998,000   3,990,548
Westpac Capital Corp., 5.757%, 01/21/98    10,000,000   9,968,333
                                                       ----------
                                                       42,072,709
                                                       ----------
Business Services  - 4.8%
Electronic Data Systems Corp., 5.53% -
5.797%, 02/06/98 - 03/13/98                25,000,000  24,790,721
                                                       ----------
Chemicals  - 4.4%
E.I. Du Pont De Nemours and Co., 5.619% -
5.664%, 02/17/98 - 03/25/98                23,000,000  22,752,369
                                                       ----------
Computers  - 2.9%
CSC Enterprises, 5.944%, 01/29/98           5,000,000   4,977,056
International Business Machines Corp.,
5.783%, 02/12/98                           10,000,000   9,933,266
                                                       ----------
                                                       14,910,322
                                                       ----------
Consumer Staples  - 1.9%
Newell Co., 5.739%, 03/05/98               10,000,000   9,900,600
                                                       ----------
Electronics  - 2.9%
General Electric Co., 5.592% - 5.752%,
02/02/98 - 02/10/98                        15,000,000  14,917,234
                                                       ----------
Financial Services  - 8.1%
Ford Motor Credit Co., 5.633%, 02/25/98     5,000,000   4,957,833
Ford Motor Credit Co. of Puerto Rico, Inc.,
5.683% - 5.69%, 01/21/98 - 01/28/98        10,000,000   9,963,379
General Electric Capital Corp., 5.716% -
5.734%, 01/08/98 - 03/19/98                10,000,000   9,934,599
General Electric Capital Corp. of
Puerto Rico, 5.644% - 5.692%, 02/03/98 -
02/11/98                                   11,000,000  10,937,418
Towson Town Center, Inc., 5.843% - 6.434%,
01/16/98 - 01/28/98                         6,349,000   6,321,826
                                                       ----------
                                                       42,115,055
                                                       ----------
Foods  - 4.8%
H. J. Heinz Co., 5.808%, 02/17/98          10,000,000   9,924,931
McCormick & Co., Inc., 5.608% - 5.662%,
01/13/98 - 01/15/98                        15,000,000  14,970,580
                                                       ----------
                                                       24,895,511
                                                       ----------
Freight & Shipping  - 1.6%
Matson Navigation Co., Inc., 5.762% -
5.765%, 01/28/98 - 01/29/98                 9,000,000   8,960,630
                                                       ----------
Hardware & Tools  - 3.5%
Ryobi Finance Corp., 6.804%, 01/28/98       5,700,000   5,671,144
Stanley Works, 5.66% - 5.688%, 02/03/98
 - 02/18/98                                12,700,000  12,612,255
                                                       ----------
                                                       18,283,399

Leasing  - 8.9%
Hertz Corp., 5.826% - 6.061%,
01/08/98 - 03/18/98                       $14,233,000 $14,113,040
IBM Credit Corp., 5.625% - 5.731%,
01/15/98 - 03/11/98                        17,140,000  17,039,447
International Lease Finance Corp., 5.65%,
02/12/98                                    5,000,000   4,967,625
Riverside Funding, Inc., 6.029%, 01/30/98  10,085,000  10,036,662
                                                       ----------
                                                       46,156,774
                                                       ----------
Machinery & Heavy Equipment  - 2.9%
Dover Corp., 5.808% - 5.824%,
02/04/98 - 02/11/98                        15,000,000  14,911,942
                                                       ----------
Oil  - 7.2%
Arco British Ltd., 5.873%, 01/29/98         3,119,000   3,104,857
Chevron Oil Finance Co., 5.764%, 01/29/98   8,000,000   7,964,533
Chevron Transport Corp., 5.658% - 5.67%,
01/27/98 - 02/24/98                        13,000,000  12,913,250
Chevron U.K. Investment plc, 5.788%,
06/11/98                                    4,000,000   3,899,286
Petroleo Brasileiro S.A., 5.814%, 03/04/98 10,000,000   9,901,317
                                                       ----------
                                                       37,783,243
                                                       ----------
Pharmaceuticals Preparations  - 0.9%
American Home Products Corp., 5.79%,
03/12/98                                    5,000,000   4,944,486
                                                       ----------
Printing & Publishing  - 5.0%
Knight-Ridder, Inc., 5.731% - 5.891%,
01/22/98 - 03/25/98                        11,000,000  10,913,364
R.R. Donnelley & Sons Co., 5.743%,
02/10/98                                    6,450,000   6,409,293
The Dun & Bradstreet Corp., 5.809% - 5.887%,
01/12/98 - 03/19/98                         9,000,000   8,942,297
                                                       ----------
                                                       26,264,954
                                                       ----------
Retail Merchandising  - 2.6%
HD Real Estate Funding, Inc., 5.642%,
01/05/98                                    6,573,000   6,568,918
Nordstrom Credit, Inc., 5.899%, 01/16/98    6,770,000   6,753,442
                                                       ----------
                                                       13,322,360
                                                       ----------
Securities Dealers  - 5.1%
Merrill Lynch & Co., Inc., 5.68% - 5.765%,
02/02/98 - 03/31/98                        27,000,000  26,747,248
                                                       ----------
Technology  - 4.0%
EG&G, Inc., 5.847% - 6.08%,
01/13/98 - 01/27/98                        21,000,000  20,929,161
                                                       ----------
Utilities  - 1.9%
AT&T Corp., 5.639% - 5.76%, 02/04/98 -
03/05/98                                   10,000,000   9,924,200
                                                       ----------
  Total Commercial Paper (Cost $449,762,852)          449,762,852
                                                      -----------

Student Loan Marketing Association Notes  - 1.1%
Student Loan Marketing Assoc. Notes,
5.62%, 09/28/98 (Cost $5,956,997)*          5,960,000   5,956,997
                                                       ----------
Repurchase Agreement - 12.6%
With Paine Webber Group, Inc: at 6.80% dated
12/31/97, to be repurchased at $65,725,820
on 01/02/98, collateralized by Government
National Mortgage Association securities at
various rates and maturities to 10/20/27
(market value $67,016,769) (Cost $65,701,000)          65,701,000
                                                       ----------

                                                         Value
                                                       (Note 2)

Total Investments (Cost $521,420,849)+ - 100.0%     $521,420,849

Other Assets and Liabilities, Net - 0.0%                (197,632)
                                                    ------------
Net Assets - 100.0%                                 $521,223,217
                                                    ============

+  Cost for Federal income tax purposes and financial reporting purposes.
* Denotes a variable or floating rate note. Variable and floating rate notes are instruments whose rates change periodically. The rates shown are as of December 31, 1997.



Kiewit Investment Trust/Short-Term Government Series
----------------------------------------------------
Investments/December 31, 1997 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
----------------------------------------------------------------------------
                                           Principal    Value
                                            Amount     (Note 2)


Federal National Mortgage Association Notes  -  9.3%
Federal National Mtge. Assoc. Notes,
6.20% - 9.05%, 04/10/00 - 09/07/00
(Cost $23,739,533)                       $23,545,000  $23,816,290
                                                      -----------
U.S. Treasury Notes - 88.5%
U.S. Treasury Notes, 5.625% - 7.75%,
11/30/98 - 11/30/00 (Cost 226,745,526)   224,500,000  227,296,469
                                                      -----------
Repurchase Agreement - 0.5%
With CS First Boston Group, Inc.: at
6.50% dated 12/31/97, to be repurchased at
$1,359,491 on 01/02/98, collateralized by
Federal National Mortgage Association
securities at various rates and maturities
to 09/01/27 (market value $1,417,413)
(Cost $1,359,000)                                       1,359,000
                                                      -----------

Total Investments (Cost $251,844,059) - 98.3%         252,471,759

Other Assets and Liabilities, Net - 1.7%                4,255,383
                                                      -----------

Net Assets - 100.0%                                  $256,727,142
                                                     ============

+ Cost for Federal income tax purposes was $251,953,490. At December 31, 1997, net unrealized appreciation was $518,269. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $520,490 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,221.

Kiewit Investment Trust/Intermediate-Term Bond Series
  Investments/December 31, 1997 (Unaudited)
  (Showing Percentage of Total Value of Net Assets
-----------------------------------------------------------------------------
                                           Moody's/S&P   Principal    Value
                                             Rating       Amount     (Note 2)
                                           -----------   ---------   --------
Corporate Bonds - 23.3%
  Automobile Manufacturing  - 1.2%
    Ford Motor Co., 8.875%, 04/01/06          A1/A     $2,500,000  $2,890,625
                                                                   ----------

Banks - 1.7%
  ABN-Amro Bank - Global Note, 7.55%,
    06/28/06                                  Aa2/AA-   2,000,000   2,140,000
  National City Corp., 6.625%, 03/01/04       A2/A-     1,015,000   1,026,419
  Star Bank, N.A., 6.375%, 03/01/04           A3/A-     1,000,000   1,000,000
                                                                   ----------
                                                                    4,166,419
                                                                   ----------

Consumer Goods - 0.4%
  Seagram, Joseph E. & Sons, Inc., 8.375%,
  02/15/07                                    A2/A      1,000,000   1,132,500
                                                                   ----------

Electric Utilities - 0.8%
  Consolidated Edison, 6.45%, 12/01/07        A1/A+     1,000,000   1,001,250
  Texas Utilities Electric, 8.125%, 02/01/02  Baa1/BBB+ 1,000,000   1,063,750
                                                                   ----------
                                                                    2,065,000
                                                                   ----------

Financial - 2.6%
  Countrywide Home Loan, 7.45%, 09/16/03      A3/A      1,000,000   1,048,750
  Household Finance Co., 7.25%, 07/15/03      A2/A      1,000,000   1,040,000
  Travelers, Inc., 8.625%, 02/01/07           Aa3/AA-   1,000,000   1,145,000
  United Postal Savings Assoc., 9.00%,
    07/26/99                                  Aaa/NR    3,000,000   3,131,250
                                                                   ----------
                                                                    6,365,000
                                                                   ----------

Foreign  - 2.4%
  Hanson Overseas B.V., 7.375%, 01/15/03      A3/A-     3,000,000   3,138,750
  Quebec Province, 8.80%, 04/15/03            A2/A+     1,000,000   1,108,750
  WMC Finance USA, 6.50%, 11/15/03            A2/A      1,600,000   1,626,000
                                                                   ----------
                                                                    5,873,500
                                                                   ----------

Insurance - 1.2%
  Lincoln National Corp., 7.25%, 05/15/05     A2/A      2,850,000   2,985,375
                                                                   ----------

Manufacturing - 5.7%
  Air Products & Chemicals, 8.50%, 04/01/06   A2/A      3,000,000   3,333,750
  Consolidated Coal - Medium Term Note,
  8.21%, 06/21/04                             A2/A-     3,250,000   3,536,552
  Dayton Hudson Co., 6.40%, 02/15/03          Baa1/BBB+ 1,000,000     997,500
  EG & G, Inc., 6.80%, 10/15/05               Baa2/A    2,500,000   2,565,625
  Hoechst-Celanese Corp., 6.125%, 02/01/04    A2/A+     1,000,000     992,500
  Monsanto Co., 8.13%, 12/15/06               A1/A      2,500,000   2,728,175
                                                                   ----------
                                                                   14,154,102
                                                                   ----------

Merchandising & Retail - 1.7%
  Mercantile Stores, Inc., 6.70%, 09/15/02    A1/A+     3,200,000   3,200,000
  Penney, (J.C.) Co., Inc., 6.125%,
      12/30/99                                A2/A      1,000,000     990,000
                                                                   ----------
                                                                    4,190,000
                                                                   ----------

Security & Commodity Brokers, Dealers - 2.7%
  Bear Stearns Company, Inc., 6.50%,
    08/01/02                                  A2/A      1,000,000   1,005,000
  Lehman Brothers Holdings, Inc., 7.25%,
    10/15/03                                  Baa1/A    3,000,000   3,105,000
  Morgan Stanley Group, Inc., 7.50%,
    09/01/99                                  A1/A+     1,000,000   1,023,750
  Salomon, Inc., 7.75%, 05/15/00              Baa1/BBB  1,500,000   1,550,625
                                                                   ----------
                                                                    6,684,375
                                                                   ----------

Telephone & Communications - 0.4%
  Pacific Bell, 6.25%, 03/01/05               A1/AA-   $1,000,000  $  995,000
                                                                   ----------

Transportation - 2.5%
  Canadian National Railway Co., 6.625%,
    05/15/03                                  Baa2/BBB  3,000,000   3,026,250
  Hertz Corp., 7%, 05/01/02                   A3/BBB+   1,000,000   1,016,250
  Union Pacific Corp., 6.12%, 02/01/04        Aa3/A     2,280,000   2,260,050
                                                                   ----------
                                                                    6,302,550
                                                                   ----------

    TOTAL CORPORATE BONDS (COST $56,345,454)                       57,804,446
                                                                   ----------

Federal National Mortgage Association Notes
- 4.0%
  Federal National Mtge. Assoc. Notes,
    6.20%, 06/26/00                           NR/NR     9,250,000   9,323,630
  Federal National Mtge. Assoc. Notes,
    7.65%, 03/10/05                           NR/NR       500,000     547,830
                                                                    ---------

    TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
    NOTES (Cost $9,813,016)                                         9,871,460
                                                                    ---------

U.S. Treasury Obligations - 71.2%
  U.S. Treasury Bonds, 10.375%, 11/15/12      NR/NR     7,100,000   9,433,272
  U.S. Treasury Notes, 5.625% - 7.875%,
    01/15/99 - 02/15/06                       NR/NR   165,800,000 167,690,991
                                                                  -----------

    TOTAL U.S. Treasury Obligations (Cost $176,477,969) 		177,124,263
                                                                  -----------

Repurchase Agreement - 0.2%
  With Paine Webber Group, Inc.:  At 6.80%
    dated 12/31/97, to be repurchased at
    $545,216 on 01/02/98, collateralized by
    a Government National Mortgage Association
    security with a rate of 7.50% and maturity
    of 11/20/27 (Market value $557,242)
    (COST $545,000)                                                   545,000
                                                                 ------------

TOTAL INVESTMENTS (COST $243,181,439) - 98.7%                     245,345,169

OTHER ASSETS AND LIABILITIES, NET - 1.3%                            3,311,869
                                                                  -----------

NET ASSETS - 100.0%                                              $248,657,038
                                                                 ============

+ Cost for Federal income tax purposes was $243,153,834. At December 31, 1997, net unrealized appreciation was $2,191,335. This consisted of aggregate gross realized appreciation for all securities in which there was an excess of market value over tax cost of $2,221,599 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $30,264.

NR Not Rated. While not rated by Moody's or S&P, U.S. Government Agency Obligations and Mortgage Backed Securities are considered to be of the highest quality, comparable to AAA.



Kiewit Investment Trust/Tax-Exempt Series
Investments/December 31, 1997 (Unaudited)
(Showing Percentage of Total Value of Net Assets)
-----------------------------------------------------------------------------
                                           Moody's/S&P   Principal    Value
                                             Rating       Amount     (Note 2)
                                           -----------   ---------   --------
Municipal Bonds - 97.9%
  Alabama - 0.2%
    Univ. of South Alabama (Hosp. &
      Auxiliary Rev.), 4.75%, 05/15/10,
      Callable 05/15/04 @ 102 Sinking Fund    Aaa/AAA    $350,000    $350,437
                                                                   ----------

Arizona  - 2.8%
  Arizona State, AZ Trans. Board Highway
    Rev., 6.50%, 07/01/11, Prerefunded
    07/01/01 @ 101.50 Sinking Fund            Aaa/AA    2,000,000   2,177,500
  Scottsdale, AZ Ind. Dev. Auth. Hosp.
    Rev. (Scottsdale Memorial Hosp.),
    Ser. A, 6.50%, 09/01/03                   Aaa/AAA   2,000,000   2,210,000
                                                                    ---------
                                                                    4,387,500
                                                                    ---------

California  - 7.7%
  California Health Fac. Fin. Auth. Rev.,
    CA (Childrens Hosp. Los Angeles-A),
    7.125%, 06/01/21, Prerefunded
    06/01/01 @ 102 Sinking Fund  06/01/04     Aaa/A+    2,000,000   2,232,500
  California State Public Works Brd. Lease
    Rev. (California State University),
    Ser. C, 5.00%, 10/01/01                   A2/A      3,500,000   3,618,125
  California State Public Works Brd.,
    6.40%, 12/01/16, Prerefunded 12/01/02
    @ 102 Sinking Fund                        Aaa/AAA   1,000,000   1,115,000
  Contra Costa County Hosp., CA, 6.625%,
    11/01/22, Prerefunded 11/01/02 @ 102
    Sinking Fund                              Aaa/A+P   2,000,000   2,247,500
  Laguna Beach, CA Gen. Oblig., 6.60%,
    08/15/09, Callable 08/15/01 @ 102         Aa/AA     1,230,000   1,344,968
  San Francisco, CA (City & County Public
    Safety Imp. Proj.), Ser. 1990C, 6.10%,
    06/15/06, Prerefunded 06/15/00 @ 102      A1/AA-    1,510,000   1,610,038
                                                                   ----------
                                                                   12,168,131
                                                                   ----------

Colorado  - 0.8%
  Adams County, CO Ref. (School Dist. No.
    012), 5.10%, 12/15/03                     Aaa/AAA   1,230,000   1,286,888
                                                                    ---------

Florida  - 8.7%
  Dade County, FL Sales Tax Rev., 6.00%,
    10/01/01                                  Aaa/AAA   2,500,000   2,665,625
  Florida State Department of Trans.,
    6.40%, 07/01/02                           Aa2/AA+   1,270,000   1,387,475
  Miami-Dade County, FL Gen. Oblig., Ser.
    C, 4.94%, 10/01/03                        Aaa/AAA   1,315,000   1,020,769
  Orange County, FL Solid Waste Fac. Rev.,
    6.375%, 10/01/07, Callable 10/01/02 @
    102 Sinking Fund                          Aaa/AAA   4,910,000   5,419,412
  Orlando & Orange County, FL Expressway
    Auth. Rev., 5.097%, 07/01/04, Callable
    07/01/03 @ 102*                           Aaa/AAA   3,200,000   3,315,872
                                                                   ----------
                                                                   13,809,153
                                                                   ----------

Georgia  - 1.4%
  Georgia State, GA Gen. Oblig., Ser. F,
    6.50%, 12/01/01                           Aaa/AAA   1,000,000   1,091,250
  Georgia State, GA Gen. Oblig., Ser. D,
    5.90%, 11/01/03                           Aaa/AAA   1,000,000   1,093,750
                                                                   ----------
                                                                    2,185,000
                                                                   ----------

Hawaii  - 4.1%
  Hawaii State Gen. Oblig., Ser. BV, 6.00%,
    11/01/04, Prerefunded 11/01/01 @ 101      Aaa/AAA   1,000,000   1,076,250
  Honolulu, HI City & County Gen. Oblig.,
    4.70%, 10/01/00                           Aa2/AA    2,000,000   2,032,500
  Honolulu, HI City & County Gen. Oblig.,
    5.50%, 01/01/04                           Aa/AA     1,600,000   1,698,000
  Honolulu, HI City & County Gen. Oblig.,
    5.40%, 04/01/05                           Aa/AA     1,500,000   1,595,625
                                                                   ----------
                                                                    6,402,375
                                                                   ----------

Illinois  - 7.5%
  Chicago, IL Metropolitan Water
    Reclamation Dist., 4.30%, 12/01/01        Aa2/AA   $1,965,000  $1,987,106
  Chicago, IL Tax Increment, 4.50%,
    06/01/04                                  Aaa/AAA   2,500,000   2,515,625
  Evanston, IL Gen. Oblig., 6.10%,
    12/01/09, Prerefunded 12/01/02 @ 100      Aaa/NR    1,000,000   1,081,250
  Illinois State Health Fac. Auth. (LA
    Grange Memorial Hosp.), 5.50%, 05/15/23,
    Prerefunded 05/15/03 @ 102                Aaa/AAA   2,445,000   2,628,375
  Illinois State Gen. Oblig., 5.50%,
    08/01/04                                  Aa3/AA    1,250,000   1,331,250
  Illinois State Toll Highway Priority Rev.
    Ref., Ser. A, 3.50%, 01/01/05, Callable
    01/01/03 @ 100                            A1/A      2,500,000   2,340,625
                                                                   ----------
                                                                   11,884,231
                                                                   ----------

Indiana  - 0.7%
  Highland, IN School Bldg. Corp., 6.75%,
    07/15/12, Prerefunded 01/15/02 @ 102
    Sinking Fund                              NR/AAA    1,000,000   1,108,750
                                                                   ----------

Maryland  - 1.9%
  Maryland State Dept. Trans. Rev. Bond,
    4.375%, 12/15/03, Callable 12/15/02
    @ 101                                     Aa/AA     3,000,000   3,026,250
                                                                   ----------

Massachusetts  - 2.3%
  Massachusetts State Gen. Oblig., Ser. B,
    6.50%, 06/01/13, Prerefunded 06/01/02
    @ 101 Sinking Fund                        Aaa/A+    1,000,000   1,100,000
  Massachusetts Bay Transit Auth., Ser. C,
    6.10%, 03/01/23, Prerefunded 03/01/02
    @ 102 Rising Fund                         Aaa/AAA   2,265,000   2,466,019
                                                                   ----------
                                                                    3,566,019
                                                                   ----------

Michigan  - 1.8%
  Michigan Municipal Bond Auth. Rev.,
    6.95%, 05/15/11, Partially Prerefunded
    05/15/01 @ 102                            Aa/AA     1,575,000   1,732,500
  Western Michigan Univ. Rev., 6.50%,
    07/15/21, Prerefunded 07/15/01 @ 102
    Sinking Fund                              Aaa/AAA   1,000,000   1,095,000
                                                                   ----------
                                                                    2,827,500
                                                                   ----------

Minnesota  - 3.9%
  Minnesota State Gen. Oblig., 4.75%,
    05/01/01                                  Aaa/AA+   5,000,000   5,112,500
  Minnesota State Gen. Oblig., 4.90%,
    08/01/01                                  Aaa/AAA   1,000,000   1,031,250
                                                                   ----------
                                                                    6,143,750
                                                                   ----------

Mississippi  - 1.3%
  Jackson, MS Public School Dist., 5.90%,
    07/01/03, Callable 07/01/02 @ 100         A1/AA-    2,000,000   2,120,000
                                                                   ----------

Nebraska  - 9.0%
  Douglas County, NE Zoo Fac. Rev. (Henry
    Doorly Zoo Aquarium Proj.), 6.00%,
    06/01/03, Callable 06/01/97 @ 100         NR/NR     4,250,000   4,252,423
  Douglas County, NE Hosp. Auth. No. 2
    (Catholic Health-Archbishop Mercy),
    7.25%, 11/01/21, Prerefunded 11/01/01
    @ 102 Sinking Fund                        NR/AA-    4,350,000   4,888,312
  Lancaster County, NE Hosp. Auth. No. 1
    (Sisters of Charity), 6.375%, 05/15/05,
    Callable 05/15/01 @ 102                   Aaa/AAA   2,530,000   2,732,400
  Lincoln, NE Electric Systems Rev., Ser.
    A, 4.50%, 09/01/01                        Aa/AA     1,170,000   1,187,550
  Omaha, NE Gen. Oblig., 4.75%, 12/01/01      Aaa/AAA   1,070,000   1,099,425
                                                                   ----------
                                                                   14,160,110
                                                                   ----------

New Jersey  - 3.3%
  New Jersey State Gen. Oblig., Ser. E,
    6.00%, 07/15/03                           Aa1/AA+  $1,895,000  $2,065,550
  Newark, NJ School Qualified Board Act,
    5.30%, 09/01/03                           Aaa/AAA   2,000,000   2,110,000
  Union County, NJ Gen. Oblig., 4.50%,
    12/15/01                                  Aaa/AA+   1,050,000   1,071,000
                                                                   ----------
                                                                    5,246,550
                                                                   ----------

New Mexico  - 1.3%
  New Mexico State Severance Tax, Ser.
    A, 5.50%, 07/01/01                        Aa2/AA    2,027,000   2,115,681
                                                                   ----------

New York  - 10.4%
  Metropolitan Trans. Auth., NY Commuter
    Fac. Rev., 6.50%, 07/01/24,
    Prerefunded 07/01/04 @ 101.50 Sinking
    Fund 07/01/19                             Baa1/BBB+ 1,500,000   1,696,875
  Municipal Assistance Corp. For New York
    City, Ser. H, 5.25%, 07/01/03             Aa2/AA-   3,125,000   3,289,063
  New York City, NY Gen. Oblig., Ser. F,
    5.25%, 08/01/04                           Baa1/BBB+ 5,000,000   5,156,250
  New York State Rev. Bond, 5.25%,
    04/01/03                                  Baa1/BBB  2,000,000   2,072,500
  New York, NY Gen. Oblig., Ser. D, 5.25%,
    08/01/03                                  Baa1/BBB+ 2,000,000   2,062,500
  New York, NY Trans Fin Auth., 5.00%,
    08/15/04                                  Aa3/NA    2,000,000   2,087,500
                                                                   ----------
                                                                   16,364,688
                                                                   ----------

North Carolina  - 1.3%
  Mecklenburg County, NC Gen. Oblig.,
    5.60%, 03/01/01                           Aaa/AAA   2,000,000   2,095,000
                                                                   ----------

Ohio  - 3.4%
  Lucas County, OH Hosp. Rev. Bond (St.
    Vincent Medical Center), 6.625%,
    08/15/22, Prerefunded 08/15/02 @
    102 Sinking Fund                          Aaa/AAA   3,000,000   3,307,500
  Ohio State Public Fac. Rev. Bond, Ser.
    II-B, 4.50%, 11/01/03                     Aa3/AA-   2,000,000   2,027,500
                                                                   ----------
                                                                    5,335,000
                                                                   ----------

Oklahoma  - 3.9%
  Tulsa County, OK Independent School
    Dist. No. 1 Gen. Oblig., 5.00%,
    02/01/01                                  Aa/NR     1,000,000   1,027,500
  Tulsa, OK Gen. Oblig., 5.125%,
    05/01/03                                  Aa2/AA    2,000,000   2,085,000
  Tulsa, OK Gen. Oblig., Ser. B, 6.20%,
    12/01/03, Callable 12/01/01 @ 100         Aa/AA     2,840,000   3,038,800
                                                                   ----------
                                                                    6,151,300
                                                                   ----------

Oregon  - 0.7%
  Portland City, OR Sewer Sys. Rev.,
    6.25%, 06/01/15, Prerefunded
    06/01/04 @ 101 Sinking Fund               A1/A+     1,000,000   1,112,500
                                                                   ----------

Pennsylvania  - 4.1%
  Bethlehem, PA Auth. Water Rev. Bond,
    6.25%, 11/15/21, Prerefunded 11/15/01
    @ 100 Sinking Fund                        Aaa/AAA   1,000,000   1,073,750
  Pennsylvania State Gen. Oblig., Ser. A,
    6.10%, 11/15/03, Prerefunded 11/15/01
    @ 101.50                                  Aaa/AAA   1,960,000   2,119,250
  Philadelphia, PA School Dist. Gen.
    Oblig., Ser. B, 5.00%, 04/01/02           Aaa/AAA   1,000,000   1,033,750
  Philadelphia, PA School Dist. Gen.
    Oblig., 5.00%, 04/01/04                   Aaa/AAA   1,125,000   1,167,188
  Pittsburgh, PA Water & Sewer Auth. Rev.
  Bond, Ser. A, 6.50%, 09/01/24,
    Prerefunded 09/01/01 @ 102                Aaa/AAA   1,050,000   1,151,062
                                                                   ----------
                                                                    6,545,000
                                                                   ----------
South Carolina  - 5.8%
  South Carolina State Gen. Oblig., Ser.
    A, 5.75%, 03/01/03                        Aaa/AAA  $3,585,000  $3,853,875
  South Carolina State Public Service Auth.
    Rev., 6.00%, 07/01/31, Sinkable 07/01/27
    @100                                      Aa2/AA-   5,000,000   5,300,000
                                                                   ----------
                                                                    9,153,875
                                                                   ----------

Texas  - 5.8%
  Arlington, TX Gen. Oblig., 6.00%,
    08/15/03                                  Aaa/AA3   1,700,000   1,842,375
  Dallas County, TX Gen. Oblig., 6.00%,
    08/15/01                                  Aaa/AAA   1,000,000   1,065,000
  Dallas County, TX Gen. Oblig., 6.30%,
    08/15/02, Callable  02/15/01 @ 100        Aaa/AAA   1,000,000   1,062,500
  Houston, TX Independent School Dist. Gen.
    Oblig., 6.375%, 08/15/01                  Aaa/AAA   3,925,000   4,219,375
  Texas A & M Univ. Gen. Oblig., Ser. C,
    5.10%, 07/01/01                           Aaa/AAA   1,000,000   1,037,500
                                                                   ----------
                                                                    9,226,750
                                                                   ----------

Utah  - 0.9%
  Intermountain Power Agency Power Supply
    Rev. Ref., Ser. C, 5.00%, 07/01/04,
    Callable 07/01/03 @102                    Aa/A+     1,390,000   1,429,962
                                                                   ----------

Virginia  - 0.7%
  Fairfax County, VA Gen. Oblig., Ser. A,
    5.40%, 06/01/07, Callable 06/01/02
    @ 102                                     Aaa/AAA   1,000,000   1,056,250
                                                                   ----------

Washington  - 0.7%
  King County, WA Gen. Oblig., 4.95%,
    12/01/01                                  Aa1/AA+   1,000,000   1,032,500
                                                                   ----------

Wisconsin  - 1.5%
  Milwaukee, WI Gen. Oblig., Ser. G, 5.50%,
    06/15/03                                  Aa1/AA+   2,305,000   2,444,061
                                                                   ----------

    TOTAL MUNICIPAL BONDS (COST $153,096,279)                     154,735,211
                                                                  -----------

Tax-Exempt Mutual Fund - 4.0%
  Federated Tax Free Oblig. Fund Institutional
    Shares (Cost $6,277,418)                  NR/NR     6,277,418   6,277,418
                                                                   ----------

TOTAL INVESTMENTS (COST $159,373,697) - 101.9%                    161,012,629
OTHER ASSETS AND LIABILITIES, NET - (1.9%)                        (3,077,869)
                                                                  -----------
NET ASSETS - 100.0%                                              $157,934,760
                                                                  ===========

+ Cost for Federal income tax purposes was $159,017,989. At December 31, 1997, net unrealized appreciation was $1,994,640. This consisted of aggregate gross realized appreciation for all securities in which there was an excess of market value over tax cost of $2,012,992 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $18,352.

NR Not Rated. While not rated by Moody's or S&P, the Fund adviser considers the security to be of the appropriate quality for the Trust.


Kiewit Investment Trust/Equity Series
  Investments/December 31, 1997 (Unaudited)
  (Showing Percentage of Total Value of Net Assets)
-----------------------------------------------------------------------------
                                                                      Value
                                                          Shares     (Note 2)
                                                        ----------   --------
COMMON STOCK - 99.1%
  COMMUNICATIONS & BROADCASTING  - 8.8%
    AT&T Corp.                                             22,000  $1,347,500
    Airtouch Communications, Inc.*                          6,900     286,781
    Alltel Corp.                                            2,600     106,763
    Ameritech Corp.                                         7,500     603,750
    Bell Atlantic Corp.                                    10,500     955,500
    Bellsouth Corp.                                        13,400     754,587
    CBS Corp.                                               8,700     256,106
    Clear Channel Communications, Inc.*                     1,300     103,269
    Comcast Corp. (Special A Shares)*                       4,700     148,344
    GTE Corp.                                              12,900     674,025
    MCI Communications Corp.                                9,300     398,156
    SBC Communications, Inc.                               12,400     908,300
    Sprint Corp.                                            5,800     340,025
    Tele-Communications, Inc.                               6,900     192,769
    Time Warner Inc.                                        7,600     471,200
    U.S. West Media Group                                   8,200     236,775
    US West Communications Group                            6,400     288,800
    Viacom, Inc. (B Shares)                                 4,800     198,900
    Worldcom, Inc. *                                       12,200     369,050
                                                                   ----------
    TOTAL COMMUNICATIONS & BROADCASTING                             8,640,600
                                                                   ----------

FINANCE & INSURANCE - 21.4%
  Hospital & Medical Service Plans  - 0.8%
    Aetna Inc.                                              2,000     141,125
    Columbia/HCA Healthcare Corp.                           8,800     260,700
    Healthsouth Corp.*                                      4,600     127,650
    Tenet Healthcare Corp.*                                 4,100     135,812
    United Healthcare Corp.                                 2,600     129,187
                                                                   ----------
                                                                      794,474
                                                                   ----------

Insurance Carriers - 4.9%
  Allstate Corp.                                            5,800     527,075
  American General Corp.                                    3,400     183,812
  American International Group, Inc.                        9,500   1,033,125
  Aon Corp.                                                 2,300     134,837
  Chubb Corp.                                               2,400     181,500
  Cigna Corp.                                               1,000     173,063
  Conseco, Inc.                                             2,600     118,138
  General Re Corp.                                          1,100     233,200
  Hartford Financial Services Group, Inc.                   1,600     149,700
  Lincoln National Corp.                                    1,300     101,562
  Loews Corp.                                               1,500     159,188
  MGIC Investment Corp.                                     1,500      99,750
  Marsh & McLennan Companies, Inc.                          2,300     171,494
  Progressive Corp.                                         1,000     119,875
  Safeco Corp.                                              1,700      82,875
  St. Paul Companies, Inc.                                  1,100      90,269
  SunAmerica, Inc.                                          2,700     115,425
  Torchmark Corp.                                           1,800      75,712
  Transamerica Corp.                                          800      85,200
  Travelers Group, Inc.                                    15,423     830,914
  UNUM Corp.                                                1,800      97,875
                                                                   ----------
                                                                    4,764,589
                                                                   ----------

                                                                      Value
                                                          Shares     (Note 2)
                                                        ----------   --------
Savings, Credit & Other Financial Institutions - 2.3%
  American Express Co.                                      6,300    $562,275
  Fannie Mae                                               14,300     815,994
  Federal Home Loan Mtge. Corp.                             9,400     394,212
  Green Tree Financial Corp.                                1,800      47,138
  H.F. Ahmanson & Co.                                       1,300      87,019
  Household Intl., Inc.                                     1,400     178,587
  Washington Mutual, Inc.                                   3,400     216,963
                                                                   ----------
                                                                    2,302,188
                                                                   ----------

Security & Commodity Brokers, Dealers & Services  - 4.7%
  Charles Schwab Corp.                                      3,600     150,975
  Merrill Lynch & Co., Inc.                                 4,500     328,219
  Morgan Stanley, Dean Witter, Discover, and Co.            8,000     473,000
  Standard & Poor's Depositary Receipt                     37,900   3,673,931
                                                                   ----------
                                                                    4,626,125
                                                                   ----------

State & National Banks  - 8.7%
  Banc One Corp.                                            7,900     429,069
  BankAmerica Corp.                                         9,400     686,200
  BankBoston Corp.                                          1,900     178,481
  Bankers Trust New York Corp.                              1,300     146,169
  Barnett Banks, Inc.                                       2,700     194,062
  Chase Manhattan Corp.                                     5,700     624,150
  Citicorp                                                  6,100     771,269
  Comerica, Inc.                                            1,400     126,350
  Corestates Financial Corp.                                2,800     224,175
  Fifth Third Bancorp                                       2,000     163,500
  First Chicago NBD Corp.                                   4,000     334,000
  First Union Corp.                                         7,600     389,500
  Fleet Financial Group, Inc.                               3,400     254,788
  Huntington Bancshares, Inc.                               2,100      75,600
  J.P. Morgan & Co., Inc.                                   2,500     282,188
  Keycorp                                                   3,000     212,437
  MBNA Corp.                                                6,750     184,359
  Mellon Bank Corp.                                         3,400     206,125
  National City Corp.                                       2,900     190,675
  Nationsbank Corp.                                         9,600     583,800
  Norwest Corp.                                            10,000     386,250
  PNC Bank Corp.                                            4,200     239,663
  Republic New York Corp.                                     700      79,931
  State Street Corp.                                        2,100     122,194
  Suntrust Banks, Inc.                                      2,900     206,987
  The Bank of New York Co., Inc.                            5,100     294,844
  U.S. Bancorp                                              3,300     369,394
  Wachovia Corp.                                            2,100     170,361
  Wells Fargo & Co.                                         1,200     407,325
                                                                   ----------
                                                                    8,533,846
                                                                   ----------
    TOTAL FINANCE & INSURANCE                                      21,021,222
                                                                   ----------

MANUFACTURING - 53.2%
  Aircraft & Aerospace - 1.2%
    Allied Signal Inc.                                      7,700     299,819
    General Dynamics Corp.                                    800      69,150
    Lockheed Martin Corp.                                   2,700     265,950
    Northrop Grumman Corp.                                    900    $103,500
    Raytheon Co. (A Shares)                                   624      30,771
    Raytheon Co. (B Shares)                                 3,200     161,600
    United Technologies Corp.                               3,200     233,000
                                                                   ----------
                                                                    1,163,790
                                                                   ----------

Chemicals & Allied Products - 2.1%
  Air Products and Chemicals, Inc.                          1,400     115,150
  Dow Chemical Co.                                          3,100     314,650
  Du Pont (E.I.) de Nemours & Co.                          15,300     918,956
  Monsanto Co.                                              8,000     336,000
  PPG Industries, Inc.                                      2,500     142,812
  Praxair, Inc.                                             2,100      94,500
  Rohm & Haas Co.                                             800      76,600
  Union Carbide Corp.                                       1,600      68,700
                                                                   ----------
                                                                    2,067,368
                                                                   ----------

Computer & Office Equipment - 8.6%
  3Com Corp.                                                4,700     164,206
  Bay Networks, Inc.                                        2,700      69,019
  Cabletron Systems, Inc.                                   2,100      31,500
  Cisco Systems, Inc.*                                     13,500     752,625
  Compaq Computer Corp.                                    10,200     575,662
  Digital Equipment Corp.                                   2,000      74,000
  EMC Corp.                                                 6,800     186,575
  Hewlett-Packard Co.                                      14,000     875,000
  Intel Corp.                                              22,100   1,552,525
  International Business Machines Corp.                    13,300   1,390,681
  Micron Technology, Inc.                                   2,900      75,400
  Microsoft Corp.*                                         16,200   2,093,850
  Pitney Bowes, Inc.                                        1,900     170,882
  Seagate Technology                                        3,300      63,525
  Xerox Corp. ( Rights Attached)                            4,400     324,775
                                                                   ----------
                                                                    8,400,225
                                                                   ----------

Consumer Products  - 4.3%
  Avon Products, Inc.                                       1,700     104,337
  Clorox Co.                                                1,400     110,687
  Colgate-Palmolive Co.                                     4,000     294,000
  Fortune Brands, Inc.                                      2,400      88,950
  Gillette Co.                                              7,700     773,369
  International Flavors & Fragrances, Inc.                  1,400      72,100
  Kimberly-Clark Corp.                                      7,600     374,775
  Newell Co.                                                2,100      89,250
  Procter & Gamble Co.                                     18,200   1,452,588
  Ralston-Ralston Purina Group                              1,400     130,112
  The Unilever Group                                        8,400     524,475
  WM. Wrigley Jr. Co.                                       1,500     119,344
                                                                   ----------
                                                                    4,133,987
                                                                   ----------

Food & Beverage - 5.8%
  Anheuser Busch Companies, Inc.                            6,700     294,800
  Archer-Daniels-Midland Co.                                7,600     164,825
  Bestfoods                                                 1,900     204,725
  Campbell Soup Co.                                         6,200     360,375
  Coca Cola Co.                                            33,600   2,238,600
  ConAgra, Inc.                                             6,400     210,000
  General Mills, Inc.                                       2,100    $150,413
  Heinz (H.J.) Co.                                          5,000     254,063
  Hershey Foods Corp.                                       1,900     117,681
  Kellogg Co.                                               5,500     272,938
  Pepsico, Inc.                                            20,700     754,256
  Quaker Oats Co.                                           1,800      94,950
  Sara Lee Corp.                                            6,400     360,400
  Sysco Corp.                                               2,400     109,350
  The Seagram Co., Ltd.                                     5,000     161,562
                                                                   ----------
                                                                    5,748,938
                                                                   ----------

Games & Toys - 0.1%
  Mattel, Inc.                                              3,900     145,275
                                                                   ----------

Misc. Electrical Machinery, Equip. & Supplies  - 4.8%
  AMP, Inc.                                                 3,000     126,000
  Applied Materials, Inc.*                                  5,000     150,625
  Emerson Electric Co.                                      6,000     338,625
  General Electric Co.                                     44,200   3,243,175
  Honeywell, Inc.                                           1,700     116,450
  Motorola, Inc.                                            8,100     462,206
  National Semiconductor Corp.*                             1,900      49,281
  Texas Instruments, Inc.                                   5,200     234,000
                                                                   ----------
                                                                    4,720,362
                                                                   ----------

Misc. Industrial Machinery & Equip. - 1.1%
  Caterpillar, Inc.                                         5,100     247,669
  Cooper Industries, Inc.                                   1,600      78,400
  Deere & Co.                                               3,400     198,263
  Dover Corp.                                               3,000     108,375
  Eaton Corp.                                               1,000      89,250
  Illinois Tool Works, Inc.                                 3,400     204,424
  Ingersoll-Rand Co.                                        2,300      93,150
  Thermo Electron Corp.*                                    2,000      89,000
                                                                   ----------
                                                                    1,108,531
                                                                   ----------

Miscellaneous Manufacturing Industries - 1.4%
  Allegheny Teledyne, Inc.                                  2,400      62,100
  Corning, Inc.                                             3,100     115,087
  Crown Cork & Seal Co., Inc.                               1,700      85,212
  Masco Corp.                                               2,300     117,013
  Minnesota Mining & Manufacturing Co.                      5,600     459,550
  Nike, Inc. (B Shares)                                     3,900     153,074
  Tenneco, Inc.                                             2,300      90,850
  Tyco International Ltd.                                   7,200     324,450
                                                                   ----------
                                                                    1,407,336
                                                                   ----------

Oil Field Machinery & Equipment  - 0.9%
  Baker Hughes, Inc.                                        2,300     100,338
  Dresser Industries, Inc.                                  2,400     100,650
  Halliburton Co.                                           3,400     176,587
  Schlumberger, Ltd.                                        6,700     539,350
                                                                   ----------
                                                                      916,925
                                                                   ----------


                                                                      Value
                                                          Shares     (Note 2)
                                                          ------     --------
Paper & Paper Products - 0.6%
  Champion International Corp.                              1,300     $58,906
  Fort James Corp.                                          2,600      99,450
  Georgia Pacific Corp. (Timber Group)                      1,200      27,225
  Georgia Pacific Corp.                                     1,200      72,900
  International Paper Co.                                   4,100     176,813
  Weyerhaeuser Co.                                          2,700     132,469
                                                                   ----------
                                                                      567,763
                                                                   ----------

Petroleum Refining - 4.2%
  Amoco Corp.                                               6,700     570,338
  Coastal Corp.                                             1,400      86,713
  Exxon Corp.                                              33,500   2,049,781
  Mobil Corp.                                              10,600     765,187
  Occidental Petroleum                                      4,500     131,906
  Texaco, Inc.                                              7,200     391,500
  USX - Marathon Group                                      3,900     131,625
                                                                   ----------
                                                                    4,127,050
                                                                   ----------

Pharmaceutical Preparations - 9.6%
  Abbott Laboratories                                      10,400     681,850
  American Home Products Corp.                              8,800     673,200
  Amgen, Inc.                                               3,600     194,850
  Bristol-Myers Squibb Co.                                 13,500   1,277,437
  Eli Lilly and Co.                                        15,000   1,044,375
  Johnson & Johnson                                        18,000   1,185,750
  Merck & Co., Inc.                                        16,300   1,731,875
  Pfizer, Inc.                                             17,500   1,304,844
  Pharmacia & Upjohn, Inc.                                  6,900     252,712
  Schering-Plough Corp.                                     9,900     615,038
  Warner-Lambert Co.                                        3,700     458,800
                                                                   ----------
                                                                    9,420,731
                                                                   ----------

Photographic Equipment & Supplies - 0.3%
  Eastman Kodak Co.                                         4,400     267,575
                                                                   ----------

Precision Instruments & Medical Supplies - 0.9%
  Baxter International, Inc.                                3,800     191,663
  Becton, Dickinson & Company                               1,600      80,000
  Boston Scientific Corp.                                   2,700     123,863
  Guidant Corp.                                             2,000     124,500
  KLA-Tencor Corp.                                          1,100      42,487
  Medtronic, Inc.                                           6,300     329,569
                                                                   ----------
                                                                      892,082
                                                                   ----------

Printing & Publishing - 0.5%
  Gannett Co., Inc.                                         3,800     234,888
  McGraw-Hill Companies, Inc.                               1,300      96,200
  The Times Mirror Co.                                      1,300      79,950
  Tribune Co.                                               1,600      99,600
                                                                   ----------
                                                                      510,638
                                                                   ----------

Rubber & Plastics - 0.1%
  Goodyear Tire & Rubber Co.                                2,100     133,612
                                                                   ----------


                                                                      Value
                                                          Shares     (Note 2)
                                                        ----------   --------
Telecommunications Equipment - 1.2%
  Lucent Technologies, Inc.                                 8,700    $694,912
  Northern Telecom Ltd.                                     3,600     320,400
  Tellabs, Inc.                                             2,500     132,188
                                                                   ----------
                                                                    1,147,500
                                                                   ----------

Textiles & Apparel - 0.1%
  VF Corp.                                                  1,600      73,500
                                                                   ----------

Tobacco - 1.6%
  Philip Morris Cos., Inc.                                 32,800   1,486,250
  UST, Inc.                                                 2,500      92,344
                                                                   ----------
                                                                    1,578,594
                                                                   ----------

Transportation - 1.0%
  AMR Corp.*                                                1,200     154,200
  Burlington Northern Santa Fe                              2,100     195,169
  CSX Corp.                                                 3,000     162,000
  Delta Air Lines, Inc. (Preferred Rights Attached)         1,000     119,000
  Norfolk Southern Corp.                                    5,100     157,145
  Union Pacific Corp.                                       3,400     212,288
                                                                   ----------
                                                                      999,802
                                                                   ----------

Transportation Equipment - 2.8%
  Boeing Co.                                               13,500     660,657
  Chrysler Corp.                                            9,100     320,206
  Ford Motor Co.                                           16,200     788,737
  General Motors Corp.                                      9,800     594,125
  Rockwell International Corp.                              2,900     151,525
  Textron, Inc.                                             2,300     143,750
  TRW Inc.                                                  1,600      85,400
                                                                   ----------
                                                                    2,744,400
                                                                   ----------

    TOTAL MANUFACTURING                                            52,275,984
                                                                   ----------

Mining - 3.6%
  Aluminum - 0.2%
    Alcan Aluminum Ltd.                                    3,100      85,637
    Aluminum Co. of America                                 2,400     168,900
                                                                   ----------
                                                                      254,537
                                                                   ----------

Crude Petroleum & Natural Gas - 3.2%
  Amerada Hess Co.                                          1,200      65,850
  Atlantic Richfield Co.                                    4,300     344,538
  Burlington Resources, Inc.                                1,600      71,700
  Chevron Corp.                                             8,800     677,600
  Philips Petroleum Co.                                     3,600     175,050
  Royal Dutch Petroleum Co.                                29,000   1,571,437
  Union Pacific Resources Group, Inc.                       3,500      84,875
  Unocal Corp.                                              3,400     131,963
                                                                   ----------
                                                                    3,123,013
                                                                   ----------


                                                                      Value
                                                          Shares     (Note 2)
                                                        ----------   --------
Miscellaneous Metal Ores - 0.2%
  Barrick Gold Corp.                                        5,000     $93,125
  Freeport-McMoran Copper & Gold, Inc.                      2,700      42,525
  Newmont Mining Corp.                                      2,100      61,688
                                                                   ----------
                                                                      197,338
                                                                   ----------
    TOTAL MINING                                                    3,574,888
                                                                   ----------

Agriculture - 0.1%
  Pioneer Hi-Bred International, Inc.                       1,100     117,975
                                                                   ----------

Services - 4.3%
  Amusement & Recreation Services - 0.9%
    Walt Disney Co.                                         9,100     901,469
                                                                   ----------

Business Services - 1.1%
  Automatic Data Processing, Inc.                           4,000     245,500
  Cendant Corp.*                                           10,547     362,536
  Federal Express Corp.                                     1,500      91,593
  First Data Corp.                                          6,000     175,500
  MBIA, Inc.                                                1,200      80,175
  The Interpublic Group of Companies, Inc.                  1,600      79,700
                                                                   ----------
                                                                    1,035,004
                                                                   ----------

Computer Services - 1.6%
  Cognizant Corp.                                           2,300     102,494
  Computer Associates International, Inc.                   7,350     388,631
  Computer Sciences Corp.                                   1,000      83,500
  Dell Computer Corp.                                       4,500     378,000
  Oracle Systems Corp.*                                    13,200     294,525
  Parametric Tech Co.*                                      1,700      80,537
  Sun Microsystems, Inc.                                    5,000     199,375
                                                                   ----------
                                                                    1,527,062
                                                                   ----------

Hotels, Other Lodging Places - 0.3%
  Hilton Hotels Corp.                                       3,400     101,150
  ITT Corp.                                                 1,500     124,312
  Marriott International, Inc.                              1,700     117,725
                                                                   ----------
                                                                      343,187
                                                                   ----------

Personal Services - 0.1%
  Service Corp. International                               3,400     125,588
                                                                   ----------

Sanitary Services - 0.3%
  Browning-Ferris Industries, Inc.                          2,900     107,300
  Waste Management, Inc.                                    6,100     167,750
                                                                   ----------
                                                                      275,050
                                                                   ----------
    TOTAL SERVICES                                                  4,207,360
                                                                   ----------

Utilities - 2.6%
  American Electric Power Co.                               2,600     134,225
  Carolina Power & Light Co.                                2,000      84,875
  Cinergy Corp.                                             2,100      80,456
  Consolidated Edison Co. of New York, Inc.                 3,200    $131,200
  Consolidated Natural Gas Co.                              1,300      78,650
  Dominion Resources, Inc.                                  2,600     110,662
  Duke Energy Corp.                                         4,900     271,338
  Edison International                                      5,300     144,094
  Enron Corp.                                               4,100     170,406
  Entergy Corp.                                             3,300      98,794
  FPL Group, Inc.                                           2,500     147,969
  Houston Industries, Inc.                                  3,900     104,081
  Pacificorp                                                4,000     109,250
  Peco Energy Co.                                           2,800      67,900
  PG&E Corp.                                                5,900     179,581
  Public Service Enterprise Group, Inc.                     3,200     101,400
  Southern Co.                                              9,200     238,050
  Texas Utilities Co.                                       3,300     137,156
  The Williams Co., Inc.                                    4,200     119,176
  Unicom Corp.                                              3,000      92,250
                                                                   ----------
  Total Utilities                                                   2,601,513
                                                                   ----------

Wholesale & Retail Trade - 5.1%
  Miscellaneous Retail Stores - 2.0%
    Costco Companies, Inc.                                  2,900     129,413
    CVS Corp.                                               2,400     153,750
    Genuine Parts Co.                                       2,500      84,844
    Rite Aid Corp.                                          1,600      93,900
    Toys `R' Us, Inc.                                       3,900     122,606
    Wal-Mart Stores, Inc.                                  30,600   1,206,788
    Walgreen Co.                                            6,700     210,212
                                                                   ----------
                                                                    2,001,513
                                                                   ----------

Retail Apparel & Accessory Stores - 0.4%
  Gap, Inc.                                                 5,400     191,362
  The Limited, Inc.                                         3,700      94,350
  TJX Companies, Inc.                                       2,000      68,750
                                                                   ----------
                                                                      354,462
                                                                   ----------

Retail Building Materials - 0.7%
  Home Depot, Inc.                                          9,800     576,975
  Lowe's Companies, Inc.                                    2,400     114,450
                                                                   ----------
                                                                      691,425
                                                                   ----------

Retail Department Stores - 1.0%
  Dayton Hudson Corp.                                       3,000     202,500
  Federated Department Stores, Inc.                         2,900     124,881
  Kmart Corp.                                               6,600      76,312
  May Department Stores Co.                                 3,200     168,600
  Penney (J.C.) Co., Inc.                                   3,400     205,063
  Sears, Roebuck & Co.                                      5,300     239,825
                                                                   ----------
                                                                    1,017,181
                                                                   ----------

Retail Eating & Drinking Places - 0.5%
  McDonald's Corp.                                          9,300     444,075
  Tricon Global Restaurants, Inc.                           2,070      60,159
                                                                   ----------
                                                                      504,234

                                                                   ----------

                                                                      Value
                                                          Shares     (Note 2)
                                                        ----------   --------

Retail Food Stores - 0.4%
  Albertson's, Inc.                                         3,300    $156,338
  American Stores Co.                                       3,700      76,081
  Kroger Co.                                                3,500     129,281
                                                                   ----------
                                                                      361,700
                                                                   ----------

Wholesale Chemicals & Drugs - 0.1%
  Cardinal Health, Inc.                                     1,400     105,177
                                                                   ----------

    TOTAL  WHOLESALE & RETAIL TRADE                                 5,035,692
                                                                   ----------

Total Common Stock (Cost $92,794,475)                             $97,475,234
                                                                   ----------

REPURCHASE AGREEMENTS - 0.9%

  With Paine Webber  Group, Inc.:  At 6.80%,  dated 12/31/97, to be repurchased at $847,320 on 01/02/98, collateralized by
  a Government   National Mortgage Association security with a
  rate of 7.50% and a maturity of 11/20/27 (market value
  $863,981)
  (COST $847,000)                                                     847,000
                                                                   ----------

TOTAL INVESTMENTS
  (COST $93,641,475) - 100.0%                                      98,322,234

OTHER ASSETS AND LIABILITIES, NET - 0.0%                               17,702
                                                                   ----------

NET ASSETS - 100.0%                                               $98,339,936
                                                                   ==========

*  Non-income producing security.

+ Cost for Federal income tax purposes was $91,984,866. At December 31, 1997, net unrealized appreciation was $6,337,368. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,442,547and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,105,179.


Kiewit Investment Trust
-----------------------
  Financial Statements
-----------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997 (Unaudited)

Assets:
Investments in securities, at value* (Note 2)
Cash
Receivable for beneficial interests sold
Dividends and interest receivable
Other assets
Total assets

Liabilities:
Payable for beneficial interests repurchased
Payable for investment securities purchased
Accrued management fee (Note 4)
Other accrued expenses (Note 4)
Total liabilities

Net Assets

*Investments at cost

                   Short-Term
  Money Market     Government   Intermediate-Term   Tax-Exempt      Equity
    Series           Series        Bond Series       Series         Series
  ------------    ------------  -----------------   ----------      ------

  $521,420,849    $252,471,759    $245,345,169    $161,012,629    $98,322,234
           586             394             709              98            327
             0               0               0               0         33,598
        16,045       4,356,004       3,492,753       2,198,184        142,898
            73              26              22              28             16
  ------------    ------------    ------------    ------------    -----------
   521,437,553     256,828,183     248,838,653     163,210,939     98,499,073
  ------------    ------------    ------------    ------------    -----------


             0               0           2,467               0              0
             0               0               0       5,125,300              0
       158,147          65,276         145,084         119,527        140,733
        56,189          35,765          34,064          31,352         18,404
  ------------    ------------    ------------    ------------    -----------
       214,336         101,041         181,615       5,276,179        159,137
  ------------    ------------    ------------    ------------    -----------


  $521,223,217    $256,727,142    $248,657,038    $157,934,760    $98,339,936
  ============    ============    ============    ============    ===========


  $521,420,849    $251,844,059    $243,181,439    $159,373,697    $93,641,475
  ------------    ------------    ------------    ------------    -----------


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1997 (Unaudited)

Income:
  Dividends
  Interest
  Total income

Expenses:
  Management fee (reflects waiver*) (Note 4)
  Administration fee (Note 4)
  Accounting fee (Note 4)
  Custodian fee (Note 4)
  Trustees' fees and expenses (Note 4)
  Legal
  Audit
  Other

  Total expenses, net

  Net investment income

Net realized and unrealized gain (loss) on investments:

  Net realized gain (loss) on investment transactions
  Net realized gain on call options written
  Net change in unrealized appreciation investments

  Net gain on investments

Net increase in net assets resulting from operations

*Management fee waiver

                   Short-Term
  Money Market     Government   Intermediate-Term   Tax-Exempt      Equity
    Series           Series        Bond Series       Series         Series
  ------------    ------------  -----------------   ----------      ------

  $          0    $          0    $          0    $          0    $   659,764
    16,728,714       4,641,301       4,465,061       3,269,787        123,053
  ------------    ------------    ------------    ------------    -----------
    16,728,714       4,641,301       4,465,061       3,269,787        782,817
  ------------    ------------    ------------    ------------    -----------


     293,852         100,832         224,385         231,864        275,733
      64,618          35,683          34,570          34,819         31,534
      60,568          30,903          29,760          30,023         26,654
      29,318          10,621           9,017           7,631          7,817
       2,468           2,468           2,468           2,468          2,468
       3,771           1,260             894           1,136            618
       6,240           6,240           6,240           6,240          6,240
       8,199           3,332           3,379           4,584          1,846
  ------------    ------------    ------------    ------------    -----------

     469,034         191,339         310,713         318,765        352,910
  ------------    ------------    ------------    ------------    -----------

  16,259,680       4,449,962       4,154,348       2,951,022        429,907
  ------------    ------------    ------------    ------------    -----------


          (498)        474,625         934,661         647,257     12,916,650
             0               0               0               0      (184,915)
             0         392,372       2,013,324       1,400,455    (4,699,657)
  ------------    ------------    ------------    ------------    -----------

          (498)        866,997       2,947,985       2,047,712     8,032,078
  ------------    ------------    ------------    ------------    -----------


   $16,259,182      $5,316,959      $7,102,333      $4,998,734     $8,461,985
  ============    ============    ============    ============    ===========


   $  (297,732)     $ (134,809)     $  (56,186)     $  (57,191)    $ (57,298)


STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 1997 (Unaudited)

Increase (Decrease) in Net Assets:
Operations:
  Net investment income
  Net realized gain (loss) on investment transactions
  Net realized gain on call options written
  Net change in unrealized appreciation of investments

Net increase in net assets resulting from operations

Transactions in beneficial interests:
  Contributions
  Withdrawals

Net increase in net assets from transactions in interests

Total increase in net assets

Net Assets:
  Beginning of period
  End of period

                   Short-Term
  Money Market     Government   Intermediate-Term   Tax-Exempt      Equity
    Series           Series        Bond Series       Series         Series
  ------------    ------------  -----------------   ----------      ------

   $16,259,680    $  4,449,962    $  4,154,348    $  2,951,022    $   429,907
          (498)        474,625         934,661         647,257     12,916,650
             0               0               0               0      (184,915)
             0         392,372       2,013,324       1,400,455     4,699,657)
  ------------    ------------    ------------    ------------    -----------

    16,259,182       5,316,959       7,102,333       4,998,734      8,461,985
  ------------    ------------    ------------    ------------    -----------


   715,765,357     125,626,314     133,391,299      20,121,517      3,829,786
  (628,013,962)     (4,322,138)       (715,228)     (5,586,341)   (2,740,851)
  ------------    ------------    ------------    ------------    -----------


    87,751,395     121,304,176     132,676,071      14,535,176     1,088,935
  ------------    ------------    ------------    ------------    -----------


   104,010,577     126,621,135     139,778,404      19,533,910     9,550,920
  ------------    ------------    ------------    ------------    -----------


   417,212,640     130,106,007     108,878,634     138,400,850    88,789,016
  ------------    ------------    ------------    ------------    -----------


  $521,223,217    $256,727,142    $248,657,038    $157,934,760   $98,339,936
  ============    ============    ============    ============   ============


STATEMENTS OF CHANGES IN NET ASSETS
For the Period March 1, 1997 (Commencement of Operations) through June 30,
1997

Increase (Decrease) in Net Assets:
Operations:
  Net investment income
  Net realized gain (loss) on investment transactions
  Net realized gain on call options written
  Net change in unrealized appreciation of investments

Net increase in net assets resulting from operations

Transactions in beneficial interests:
  Contributions
  Withdrawals

Net increase in net assets from transactions in interests

Total increase in net assets

Net Assets:
  Beginning of period

  End of period

                   Short-Term
  Money Market     Government   Intermediate-Term   Tax-Exempt      Equity
    Series           Series        Bond Series       Series         Series
  ------------    ------------  -----------------   ----------      ------

  $  7,635,035    $  2,439,031    $  2,279,895    $  1,947,232    $   219,132
             0        (106,763)        (58,777)       (187,909)       263,311
             0               0               0               0        308,968
             0         235,328         150,405         238,477      9,380,417
  ------------    ------------    ------------    ------------    -----------

     7,635,035       2,567,596       2,371,523       1,997,800     10,171,828
  ------------    ------------    ------------    ------------    -----------


   684,043,333     133,963,166     107,263,591     138,877,680     81,691,510
  (274,465,728)     (6,424,755)       (756,480)     (2,474,630)   (3,074,322)
  ------------    ------------    ------------    ------------    -----------


   409,577,605     127,538,411     106,507,111     136,403,050     78,617,188
  ------------    ------------    ------------    ------------    -----------


   417,212,640     130,106,007     108,878,634     138,400,850     88,789,016
  ------------    ------------    ------------    ------------    -----------


             0               0               0               0              0
  ------------    ------------    ------------    ------------    -----------


  $417,212,640    $130,106,007    $108,878,634    $138,400,850    $88,789,016
  ============    ============    ============    ============    ===========


Kiewit Investment Trust
-----------------------
  Notes to the Financial Statements (Unaudited)
-----------------------------------------------------------------------------

1.	Description of the Trust. The Kiewit Investment Trust (the "Trust") is
registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. The Trust comprises six series of shares: Kiewit Money Market Series, Kiewit Government Money Market Series, Kiewit Short-Term Government Series, Kiewit Intermediate-Term Bond Series, Kiewit Tax-Exempt Series, and Kiewit Equity Series (individually and collectively referred to as "Series"). As of December 31, 1997, the Kiewit Government Money Market Series has not yet commenced operations. The investment objectives of the six Series are as follows: Money Market Series is high current income, while maintaining a stable share price by investing in short-term money market securities; Government Money Market Series is high current income, while maintaining a stable share price by investing in securities issued or guaranteed by the U.S Government, its agencies or instrumentalities; Short-Term Government Series is a high level of current income, consistent with the maintenance of principal and liquidity; Intermediate-Term Bond Series is a high level of current income, consistent with reasonable risk; Tax-Exempt Series is a high level of current income, exempt from Federal income tax, consistent with reasonable risk; Equity Series is long-term capital appreciation.

The Trust commenced operations on March 1, 1997. Each Series of the Trust received a contribution of investment securities from a corresponding Portfolio of Kiewit Mutual Fund (the "Fund") in exchange for an ownership interest in the Series of equal value.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Trust:

Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and asked prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. The Money Market Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Each money market instrument with a remaining maturity of 60 days or less is valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

Federal Income Taxes. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of a Series will be deemed to have been "passed through" to each partner. It is intended that each Series' assets will be managed in such a way that the investor in the Series will satisfy requirements of Subchapter M of the Internal Revenue Code.

Investment Income. All of the net investment income (loss) and realized and unrealized gains and losses from the security transactions are allocated pro rata among the investors in the Series on a daily basis.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements. Each Series, through the Trust's custodian, receives delivery of the underlying securities used to collateralize the repurchase agreements, the market value of which is required to be in an amount at least equal to 102% of the resale price. Kiewit Investment Management Corp. ("KIMC"), the Trust Manager, is responsible for determining that the market value of these underlying securities is maintained at a level at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Call and Put Options. The Short-Term Government Series, Intermediate-Term Bond Series and the Equity Series each may write and/or purchase exchange-traded call options and purchase exchange-traded put options on securities in the Series. When a Series writes a call option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. If an option which a Series has written either expires on its stipulated expiration date, or if a Series enters into a closing purchase transaction, the Series realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option is sold), and the liability related to such option is extinguished. If a call option which a Series has written is exercised, the Series realizes a gain or loss from the sale of the underlying security, and the proceeds from which are increased by the premium originally received.

Other. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes.

3.	Investment Securities. During the six month period ended December 31,
1997, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                        Short-Term    Intermediate-
                        Government     Term Bond    Tax-Exempt	   Equity
                       ------------  ------------  ------------   -----------
     Purchases         $267,171,209  $212,880,304  $115,466,414   $86,526,484
     Sales              108,821,184    65,760,795    96,513,061    78,103,225
     Resulting in a
       Combined portfolio
       Turnover rate as
       Follows               78.11%        51.76%        71.98%        86.79%
     Portfolio Turnover rate
       for the fiscal year
       ended June 30, 1997   44.24%        51.57%        62.70%        26.33%

Written options transactions for the Equity Series during the six-month period ended December 31, 1997 are summarized as follows:

                                           Call Options Written
                                            Premiums Received
                                           --------------------

Options outstanding, beginning of period        $(19,624)
Options written                                  (93,109)
Options closed                                    82,397
Options exercised                                 30,336
Options expired                                        0
                                                --------
Options outstanding at December 31, 1997        $      0
                                                ========

During the six-month period ended December 31, 1997, the Short-Term Government Series and the Intermediate-Term Bond Series had not entered into any option contracts.

The average commission rate paid by the Equity Series, for the six-month period ended December 31, 1997 and the fiscal year ended June 30, 1997 was $0.0331 and $0.0563 respectively.

4.	Management Fee and Other Transactions with Affiliates. The Trust, on behalf of each Series, employs KIMC, an indirect, wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining, energy and telecommunications company, to furnish investment advisory and other services to the Trust. Pursuant to an investment management agreement with the Trust with respect to each Series, KIMC manages the investment and reinvestment of their assets, provides the Trust with records concerning KIMC's activities which the Trust is required to maintain, and renders regular reports to the Trust officers and the Board of Trustees.

For its services under the investment management agreement for each Series, KIMC receives fees from the Series at the following annual rates of their average monthly net assets: Money Market Series - 0.20%; Short-Term Government Series - 0.30%; Intermediate-Term Bond Series - 0.40%; Tax-Exempt Series - 0.40%; and Equity Series - 0.70%.

KIMC has agreed to waive all or a portion of its management fee and assume certain fund expenses in an amount that will limit annual operating expenses to not more than the following percentage of the average daily net assets of each Kiewit Mutual Fund: Money Market Portfolio - 0.20%; Short-Term Government Portfolio - 0.30%; Intermediate-Term Bond Portfolio - 0.50%; Tax-Exempt Portfolio - 0.50%; and Equity Portfolio - 0.80%. These undertakings may be amended or rescinded at any time in the future.

The following table summarizes the management fees for the six-month period ended December 31, 1997:

                                           Gross Management  Management
                                                  Fee       Fees Waived
                                           ---------------- -----------

     Money Market Series                        $591,584     $297,732
     Short-Term Government Series                235,641      134,809
     Intermediate-Term Bond Series               280,571       56,186
     Tax-Exempt Series                           289,055       57,191
     Equity Series                               333,031       57,298

Rodney Square Management Corp. ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which at that time was wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, formerly served as Administrator to the Trust pursuant to an Administration Agreement with the Trust on behalf of each Series. As Administrator, Rodney Square was responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square received a monthly administration fee from the Trust at an annual rate of $50,000 per Series, plus an amount equal to 0.015% of that portion of the Series' total average daily net assets in excess of $125 million, plus out-of-pocket expenses.

WTC served as Custodian of the assets of the Trust.

Rodney Square determined the net asset value of each Series and provides accounting services to the Trust pursuant to an Accounting Services Agreement with the Trust on behalf of each Series. For its services, Rodney Square received an annual fee of $40,000 per Series, plus an amount equal to 0.015% of that portion of the Series' total average daily net assets in excess of $100 million.

Independent Trustees are each paid an annual fee of $5,000 from the Trust, plus $250 per Series per meeting attended, plus travel expenses in connection with meetings. Certain officers and trustees of the Trust are also officers and/or directors of KIMC.

5.	Subsequent Event.  RSMC has entered into an agreement with PFPC Inc.
("PFPC") pursuant to which PFPC will acquire the fund accounting, administration and transfer agent business of RSMC. Effective January 5, 1998, the services previously provided to the Trust by RSMC will be provided by PFPC at the same rates of compensation that RSMC received.